UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2015

Date of reporting period:	8/31/2014

Item 1 – Reports to Stockholders –

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON SELECT GROWTH FUND

SEMIANNUAL REPORT • AUGUST 31, 2014

Fund Type

Large Cap Stock

Objective

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

October 15, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Select Growth Fund informative and useful. The report covers performance for the six-month period that ended August 31, 2014.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Select Growth Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison Select Growth Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 8/31/14
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	0.66%	25.45%	119.79%	150.02%	—
Class B	0.32	24.56	111.87	131.91	—
Class C	0.24	24.46	111.71	131.72	—
Class Q	0.64	25.63	N/A	N/A	42.73% (5/3/12)
Class Z	0.77	25.70	122.83	156.66	—
Russell 1000® Growth Index	7.17	26.29	127.06	141.14	—
S&P 500 Index	8.83	25.21	117.99	123.42	—
Lipper Large-Cap Growth Funds Average	4.52	25.06	111.19	128.92	—

Average Annual Total Returns (With Sales Charges) as of 9/30/14
		One Year	Five Years	Ten Years	Since Inception
Class A		9.99%	14.30%	8.39%	—
Class B		10.50	14.62	8.21	—
Class C		14.51	14.77	8.21	—
Class Q		16.57	N/A	N/A	15.17% (5/3/12)
Class Z		16.64	15.92	9.31	—
Russell 1000 Growth Index		19.15	16.50	8.94	—
S&P 500 Index		19.70	15.69	8.10	—
Lipper Large-Cap Growth Funds Average		16.93	14.67	8.14	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired by any new or existing Class B shareholders, except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Russell 1000 Growth Index

The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. Russell 1000 Growth Index Closest Month-End to Inception cumulative total return as of 8/31/14 is 47.09% for Class Q. Russell 1000 Growth Index Closest Month-End to Inception average annual total return as of 9/30/14 is 16.60% for Class Q.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large US public companies. It gives a broad look at how stock prices in the US have performed. S&P 500 Index Closest Month-End to Inception cumulative total return as of 8/31/14 is 50.79% for Class Q. S&P 500 Index Closest Month-End to Inception average annual total return as of 9/30/14 is 17.83% for Class Q.

Lipper Large-Cap Growth Funds Average

The Lipper Large-Cap Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. Lipper Average Closest Month-End to Inception cumulative total return as of 8/31/14 is 43.56% for Class Q. Lipper Average Closest Month-End to Inception average annual total return as of 9/30/14 is 15.34% for Class Q.

Prudential Jennison Select Growth Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 8/31/14
Apple, Inc., Technology Hardware, Storage & Peripherals	6.4%
Facebook, Inc. (Class A Stock), Internet Software & Services	5.2
MasterCard, Inc. (Class A Stock), IT Services	4.7
Biogen Idec, Inc., Biotechnology	4.0
Schlumberger Ltd., Energy Equipment & Services	3.3

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 8/31/14
Internet Software & Services	14.0%
Biotechnology	10.9
Software	8.6
Internet & Catalog Retail	8.1
IT Services	6.6

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2014, at the beginning of the period, and held through the six-month period ended August 31, 2014. The example is for illustrative purposes only; you should consult the prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Jennison Select Growth Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Select Growth Fund		Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,006.60	1.24%	$6.27
	Hypothetical	$1,000.00	$1,018.95	1.24%	$6.31

Class B	Actual	$1,000.00	$1,003.20	1.99%	$10.05
	Hypothetical	$1,000.00	$1,015.17	1.99%	$10.11

Class C	Actual	$1,000.00	$1,002.40	1.99%	$10.04
	Hypothetical	$1,000.00	$1,015.17	1.99%	$10.11

Class Q	Actual	$1,000.00	$1,006.40	0.98%	$4.96
	Hypothetical	$1,000.00	$1,020.21	0.98%	$4.99

Class Z	Actual	$1,000.00	$1,007.70	0.99%	$5.01
	Hypothetical	$1,000.00	$1,020.21	0.99%	$5.04

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2014, and divided by 365 days. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended August 31, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.46%	1.24%
B	2.16	1.99
C	2.16	1.99
Q	0.98	0.98
Z	1.16	0.99

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the “Notes” to the Financial Statements in this report.

Prudential Jennison Select Growth Fund	7

Portfolio of Investments

as of August 31, 2014 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 98.5%

COMMON STOCKS

Aerospace & Defense 3.1%
41,423	Boeing Co. (The)	$5,252,437
26,686	Precision Castparts Corp.	6,512,985

		11,765,422

Automobiles 2.3%
33,115	Tesla Motors, Inc.*(a)	8,931,115

Biotechnology 10.9%
42,990	Alexion Pharmaceuticals, Inc.*	7,277,777
45,195	Biogen Idec, Inc.*	15,503,693
103,939	Celgene Corp.*	9,876,284
88,255	Gilead Sciences, Inc.*	9,494,473

		42,152,227

Capital Markets 2.1%
239,282	Morgan Stanley	8,209,765

Energy Equipment & Services 3.3%
115,907	Schlumberger Ltd.	12,708,043

Food & Staples Retailing 2.0%
64,784	Costco Wholesale Corp.	7,844,047

Food Products 1.4%
148,697	Mondelez International, Inc. (Class A Stock)	5,381,344

Hotels, Restaurants & Leisure 2.1%
101,702	Starbucks Corp.	7,913,433

Internet & Catalog Retail 8.1%
32,407	Amazon.com, Inc.*	10,987,269
7,105	Netflix, Inc.*	3,393,632
9,069	Priceline Group, Inc. (The)*	11,284,648
55,593	TripAdvisor, Inc.*	5,508,710

		31,174,259

Internet Software & Services 14.0%
265,824	Facebook, Inc. (Class A Stock)*	19,888,952
16,543	Google, Inc. (Class A Stock)*	9,633,981

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	9

Portfolio of Investments

as of August 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Internet Software & Services (cont’d.)
16,789	Google, Inc. (Class C Stock)*	$9,596,592
39,250	LinkedIn Corp. (Class A Stock)*	8,860,688
123,338	Twitter, Inc.*	6,136,066

		54,116,279

IT Services 6.6%
49,743	FleetCor Technologies, Inc.*	7,147,572
240,452	MasterCard, Inc. (Class A Stock)	18,228,666

		25,376,238

Life Sciences Tools & Services 2.2%
47,372	Illumina, Inc.*	8,496,642

Media 3.3%
140,551	Walt Disney Co. (The)	12,632,724

Pharmaceuticals 5.5%
31,195	Allergan, Inc.	5,105,998
117,202	Bristol-Myers Squibb Co.	5,936,281
219,917	Novo Nordisk A/S (Denmark), ADR	10,107,385

		21,149,664

Road & Rail 3.0%
57,736	Canadian Pacific Railway Ltd. (Canada)	11,581,842

Semiconductors & Semiconductor Equipment 1.1%
185,742	Applied Materials, Inc.	4,291,569

Software 8.6%
119,877	Red Hat, Inc.*	7,302,907
153,480	salesforce.com, inc.*	9,069,133
88,077	Splunk, Inc.*	4,751,754
77,118	VMware, Inc. (Class A Stock)*(a)	7,602,292
48,466	Workday, Inc. (Class A Stock)*(a)	4,413,799

		33,139,885

Specialty Retail 5.1%
543,197	Inditex SA (Spain), ADR	7,892,653
38,196	Tiffany & Co.	3,855,504
129,851	TJX Cos., Inc. (The)	7,740,418

		19,488,575

See Notes to Financial Statements.

10

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Technology Hardware, Storage & Peripherals 6.4%
239,235	Apple, Inc.	$24,521,587

Textiles, Apparel & Luxury Goods 5.6%
147,129	Burberry Group PLC (United Kingdom)	3,475,566
86,125	Michael Kors Holdings Ltd.*	6,900,335
143,923	NIKE, Inc. (Class B Stock)	11,305,151

		21,681,052

Wireless Telecommunication Services 1.8%
62,947	SBA Communications Corp. (Class A Stock)*	6,942,425

	TOTAL LONG-TERM INVESTMENTS (cost $226,523,290)	379,498,137

SHORT-TERM INVESTMENT 6.5%

AFFILIATED MONEY MARKET MUTUAL FUND
24,976,233	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $24,976,233; includes $18,642,759 of cash collateral for securities on loan) (Note 3)(b)(c)	24,976,233

	TOTAL INVESTMENTS 105.0% (cost $251,499,523; Note 5)	404,474,370
	Liabilities in excess of other assets (5.0%)	(19,090,392)

	NET ASSETS 100.0%	$385,383,978

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $18,662,283; cash collateral of $18,642,759 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Fund remained in compliance.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	11

Portfolio of Investments

as of August 31, 2014 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$11,765,422	$—	$—
Automobiles	8,931,115	—	—
Biotechnology	42,152,227	—	—
Capital Markets	8,209,765	—	—
Energy Equipment & Services	12,708,043	—	—
Food & Staples Retailing	7,844,047	—	—
Food Products	5,381,344	—	—
Hotels, Restaurants & Leisure	7,913,433	—	—
Internet & Catalog Retail	31,174,259	—	—
Internet Software & Services	54,116,279	—	—
IT Services	25,376,238	—	—
Life Sciences Tools & Services	8,496,642	—	—
Media	12,632,724	—	—
Pharmaceuticals	21,149,664	—	—
Road & Rail	11,581,842	—	—
Semiconductors & Semiconductor Equipment	4,291,569	—	—
Software	33,139,885	—	—
Specialty Retail	19,488,575	—	—
Technology Hardware, Storage & Peripherals	24,521,587	—	—
Textiles, Apparel & Luxury Goods	18,205,486	3,475,566	—
Wireless Telecommunication Services	6,942,425	—	—
Affiliated Money Market Mutual Fund	24,976,233	—	—

Total	$400,998,804	$3,475,566	$—

See Notes to Financial Statements.

12

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2014 was as follows:

Internet Software & Services	14.0%
Biotechnology	10.9
Software	8.6
Internet & Catalog Retail	8.1
IT Services	6.6
Affiliated Money Market Mutual Fund (including 4.8% of collateral for securities on loan)	6.5
Technology Hardware, Storage & Peripherals	6.4
Textiles, Apparel & Luxury Goods	5.6
Pharmaceuticals	5.5
Specialty Retail	5.1
Energy Equipment & Services	3.3
Media	3.3
Aerospace & Defense	3.1%
Road & Rail	3.0
Automobiles	2.3
Life Sciences Tools & Services	2.2
Capital Markets	2.1
Hotels, Restaurants & Leisure	2.1
Food & Staples Retailing	2.0
Wireless Telecommunication Services	1.8
Food Products	1.4
Semiconductors & Semiconductor Equipment	1.1

105.0
Liabilities in excess of other assets	(5.0)

100.0%

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	13

Statement of Assets & Liabilities

as of August 31, 2014 (Unaudited)

Assets
Investments at value, including securities on loan of $18,662,283:
Unaffiliated investments (cost $226,523,290)	$379,498,137
Affiliated investments (cost $24,976,233)	24,976,233
Cash	79
Receivable for Fund shares sold	185,919
Dividends receivable	167,926
Tax reclaim receivable	37,037
Prepaid expenses	4,506

Total assets	404,869,837

Liabilities
Payable to broker for collateral for securities on loan (Note 3)	18,642,759
Payable for Fund shares reacquired	384,177
Management fee payable	234,555
Distribution fee payable	93,177
Accrued expenses	74,181
Affiliated transfer agent fee payable	46,204
Payable for investments purchased	8,993
Deferred trustees’ fees	1,813

Total liabilities	19,485,859

Net Assets	$385,383,978

Net assets were comprised of:
Shares of beneficial interest, at par	$28,710
Paid-in capital in excess of par	229,191,295

229,220,005
Accumulated net investment loss	(1,465,069)
Accumulated net realized gain on investment and foreign currency transactions	4,654,195
Net unrealized appreciation on investments and foreign currencies	152,974,847

Net assets, August 31, 2014	$385,383,978

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share ($198,836,654 ÷ 14,721,095 shares of beneficial interest issued and outstanding)	$13.51
Maximum sales charge (5.50% of offering price)	0.79

Maximum offering price to public	$14.30

Class B
Net asset value, offering price and redemption price per share ($11,439,108 ÷ 946,487 shares of beneficial interest issued and outstanding)	$12.09

Class C
Net asset value, offering price and redemption price per share ($49,449,992 ÷ 4,094,152 shares of beneficial interest issued and outstanding)	$12.08

Class Q
Net asset value, offering price and redemption price per share ($254,282 ÷ 18,136 shares of beneficial interest issued and outstanding)	$14.02

Class Z
Net asset value, offering price and redemption price per share ($125,403,942 ÷ 8,930,499 shares of beneficial interest issued and outstanding)	$14.04

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	15

Statement of Operations

Six Months Ended August 31, 2014 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $53,948)	$1,359,377
Affiliated income from securities loaned, net	45,286
Affiliated dividend income	6,340

Total income	1,411,003

Expenses
Management fee	1,704,733
Distribution fee—Class A	316,176
Distribution fee—Class B	58,850
Distribution fee—Class C	240,914
Distribution fee—Class X	97
Transfer agent’s fees and expenses (including affiliated expense of $136,100)	338,000
Custodian’s fees and expenses	42,000
Registration fees	41,000
Shareholders’ reports	25,000
Audit fee	11,000
Legal fees and expenses	11,000
Trustees’ fees	10,000
Insurance expenses	2,000
Loan interest expense	46
Miscellaneous	8,657

Total expenses	2,809,473
Less: Expense waiver and/or expense reimbursement	(318,234)
Distribution fee waiver—Class A	(52,696)

Net expenses	2,438,543

Net investment loss	(1,027,540)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	7,719,267
Foreign currency transactions	(483)

7,718,784

Net change in unrealized appreciation (depreciation) on investments	(6,534,957)

Net gain on investment and foreign currency transactions	1,183,827

Net Increase In Net Assets Resulting From Operations	$156,287

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2014	Year Ended February 28, 2014
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(1,027,540)	$(990,688)
Net realized gain on investment and foreign currency transactions	7,718,784	35,659,196
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(6,534,957)	77,407,266

Net increase in net assets resulting from operations	156,287	112,075,774

Distributions from net realized gains (Note 1)
Class A	(8,627,550)	(1,243,974)
Class B	(543,023)	(74,220)
Class C	(2,156,810)	(313,189)
Class Q	(9,815)	(3,323)
Class X	—	(2,102)
Class Z	(3,971,893)	(550,988)

	(15,309,091)	(2,187,796)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	47,173,865	69,564,755
Net asset value of shares issued in reinvestment of dividends and distributions	14,192,759	2,037,389
Cost of shares reacquired	(64,684,051)	(76,171,229)

Net decrease in net assets from Fund share transactions	(3,317,427)	(4,569,085)

Total increase (decrease)	(18,470,231)	105,318,893

Net Assets:
Beginning of period	403,854,209	298,535,316

End of period	$385,383,978	$403,854,209

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	17

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of four funds: Prudential Jennison Select Growth Fund (the “Fund”), Prudential Strategic Value Fund, Prudential Jennison Market Neutral Fund and Prudential Real Assets Fund. These financial statements relate to Prudential Jennison Select Growth Fund, a non-diversified Fund. The financial statements of the Prudential Strategic Value Fund, Prudential Jennison Market Neutral Fund and Prudential Real Assets Fund are not presented herein.

The investment objective of the Fund is long-term growth of capital.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of

18

the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Jennison Select Growth Fund	19

Notes to Financial Statements

(Unaudited) continued

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency

20

contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Master Netting Arrangements: The Fund may be subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right to set-off existed and management has not elected to offset.

Prudential Jennison Select Growth Fund	21

Notes to Financial Statements

(Unaudited) continued

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory

22

agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .90% of the Fund’s average daily net assets up to and including $1 billion and .85% of such average daily net assets in excess of $1 billion. The effective management fee rate was .90% for the six months ended August 31, 2014.

PI contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees), extraordinary and certain other expenses such as taxes, interest and brokerage commissions) of each class of shares to .99% of the Fund’s average daily net assets until June 30, 2015. This waiver may not be terminated prior to June 30, 2015. The decision on whether to renew, modify or terminate the waiver is subject to review by the manager and the Fund’s Board of Trustees.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q and Class Z shares of the Fund. In addition, the Fund has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”) which, together with PIMS, serves as co-distributor of Class X shares of the Fund. The Fund compensates PIMS and PAD, as applicable, for distributing and servicing the Fund’s Class A, Class B, Class C and Class X shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS or PAD. The distribution fees are accrued daily and paid monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS and PAD, as applicable, for distribution related activities at an annual rate of up to .30%, 1%, 1% and 1% of the average daily net assets of the Class A, B, C and X shares, respectively. PIMS has contractually agreed to limit such expenses to .25% of the average daily net assets of the Class A shares for the six months ended August 31, 2014.

PIMS has advised the Fund that it has received $88,421 in front-end sales charges resulting from sales of Class A shares, during the six months ended August 31, 2014. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

Prudential Jennison Select Growth Fund	23

Notes to Financial Statements

(Unaudited) continued

PIMS has advised the Fund that for the six months ended August 31, 2014, it received $10,091, $11,925 and $755 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, and Class C shareholders, respectively.

PI, PIMS, PAD and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended August 31, 2014, PIM has been compensated approximately $13,500 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended August 31, 2014, were $76,754,825 and $92,236,423, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2014 were as follows:

Tax Basis	$254,576,981

Appreciation	151,055,454
Depreciation	(1,158,065)

Net Unrealized Appreciation	$149,897,389

24

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

The Fund utilized approximately $17,402,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended February 28, 2014.

The Fund elected to treat certain late-year ordinary income losses of approximately $435,000 as having been incurred in the following fiscal year (February 28, 2015).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The CDSC is waived for purchase by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. As of April 11, 2014 the last conversion of Class X to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of August 31, 2014, Prudential owned 1,018 Class Q shares of the Fund.

Prudential Jennison Select Growth Fund	25

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2014:
Shares sold	1,204,383	$15,592,189
Shares issued in reinvestment of dividends and distributions	658,406	8,197,152
Shares reacquired	(1,743,084)	(22,699,420)

Net increase (decrease) in shares outstanding before conversion	119,705	1,089,921
Shares issued upon conversion from Class B, Class X and Class Z	81,198	1,062,435
Shares reacquired upon conversion into Class Z	(1,710,954)	(22,314,355)

Net increase (decrease) in shares outstanding	(1,510,051)	$(20,161,999)

Year ended February 28, 2014:
Shares sold	1,975,035	$24,086,288
Shares issued in reinvestment of dividends and distributions	90,991	1,188,341
Shares reacquired	(2,451,430)	(28,477,976)

Net increase (decrease) in shares outstanding before conversion	(385,404)	(3,203,347)
Shares issued upon conversion from Class B, Class X and Class Z	221,998	2,540,565
Shares reacquired upon conversion into Class Z	(31,599)	(388,349)

Net increase (decrease) in shares outstanding	(195,005)	$(1,051,131)

Class B
Six months ended August 31, 2014:
Shares sold	67,308	$799,451
Shares issued in reinvestment of dividends and distributions	38,860	433,673
Shares reacquired	(111,376)	(1,284,457)

Net increase (decrease) in shares outstanding before conversion	(5,208)	(51,333)
Shares reacquired upon conversion into Class A	(69,626)	(815,591)

Net increase (decrease) in shares outstanding	(74,834)	$(866,924)

Year ended February 28, 2014:
Shares sold	256,762	$2,826,287
Shares issued in reinvestment of dividends and distributions	5,303	62,577
Shares reacquired	(73,889)	(782,797)

Net increase (decrease) in shares outstanding before conversion	188,176	2,106,067
Shares reacquired upon conversion into Class A	(130,565)	(1,344,974)

Net increase (decrease) in shares outstanding	57,611	$761,093

26

Class C	Shares	Amount
Six months ended August 31, 2014:
Shares sold	211,762	$2,486,350
Shares issued in reinvestment of dividends and distributions	174,093	1,941,137
Shares reacquired	(269,108)	(3,148,049)

Net increase (decrease) in shares outstanding before conversion	116,747	1,279,438
Shares reacquired upon conversion into Class Z	(25,176)	(291,350)

Net increase (decrease) in shares outstanding	91,571	$988,088

Year ended February 28, 2014:
Shares sold	611,095	$6,622,350
Shares issued in reinvestment of dividends and distributions	24,045	283,734
Shares reacquired	(708,289)	(7,470,321)

Net increase (decrease) in shares outstanding before conversion	(73,149)	(564,237)
Shares reacquired upon conversion into Class Z	(63,301)	(697,657)

Net increase (decrease) in shares outstanding	(136,450)	$(1,261,894)

Class Q
Six months ended August 31, 2014:
Shares sold	31,238	$421,888
Shares issued in reinvestment of dividends and distributions	760	9,815
Shares reacquired	(61,686)	(835,174)

Net increase (decrease) in shares outstanding	(29,688)	$(403,471)

Year ended February 28, 2014:
Shares sold	23,867	$283,925
Shares issued in reinvestment of dividends and distributions	246	3,323
Shares reacquired	(985)	(11,660)

Net increase (decrease) in shares outstanding	23,128	$275,588

Class X
Period ended April 11, 2014*:
Shares reacquired	(37)	$(445)

Net increase (decrease) in shares outstanding before conversion	(37)	(445)
Shares reacquired upon conversion into Class A	(13,140)	(159,147)

Net increase (decrease) in shares outstanding	(13,177)	$(159,592)

Year ended February 28, 2014:
Shares sold	1	$39
Shares issued in reinvestment of dividends and distributions	176	2,079
Shares reacquired	(8,596)	(90,088)

Net increase (decrease) in shares outstanding before conversion	(8,419)	(87,970)
Shares reacquired upon conversion into Class A	(93,265)	(986,995)

Net increase (decrease) in shares outstanding	(101,684)	$(1,074,965)

Prudential Jennison Select Growth Fund	27

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended August 31, 2014:
Shares sold	2,041,337	$27,873,987
Shares issued in reinvestment of dividends and distributions	279,272	3,610,982
Shares reacquired	(2,786,046)	(36,716,506)

Net increase (decrease) in shares outstanding before conversion	(465,437)	(5,231,537)
Shares issued upon conversion from Class A and Class C	1,667,562	22,605,704
Shares reacquired upon conversion into Class A	(6,531)	(87,696)

Net increase (decrease) in shares outstanding	1,195,594	$17,286,471

Year ended February 28, 2014:
Shares sold	2,801,800	$35,745,866
Shares issued in reinvestment of dividends and distributions	36,758	497,335
Shares reacquired	(3,335,994)	(39,338,387)

Net increase (decrease) in shares outstanding before conversion	(497,436)	(3,095,186)
Shares issued upon conversion from Class A and Class C	85,861	1,086,006
Shares reacquired upon conversion into Class A	(18,373)	(208,596)

Net increase (decrease) in shares outstanding	(429,948)	$(2,217,776)

*	As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through October 8, 2014. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

Subsequent to the fiscal period end, the SCA has been renewed effective October 9, 2014 and will continue to provide a commitment of $900 million through October 8, 2015. Effective October 9, 2014, the Funds pay an annualized commitment fee of .075% of the unused portion of the SCA.

The Fund utilized the SCA during the six months ended August 31, 2014. The average daily balance for the 2 days that the Fund has loans outstanding during the period was approximately $517,500, borrowed at a weighted average interest rate of 1.41%.

28

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2014		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.00		$10.07	$9.65	$8.77	$7.32	$4.94
Income (loss) from investment operations:
Net investment loss	(.03)		(.03)	(.01)	(.07)	(.06)	(.02)
Net realized and unrealized gain on investment and foreign currency transactions	.08		4.04	.43	.95	1.50	2.40
Total from investment operations	.05		4.01	.42	.88	1.44	2.38
Less Distributions:
Distributions from net realized gains	(.54)		(.08)	-	-	-	-
Capital Contributions(d):	-		-	-	-	.01	-
Net asset value, end of period	$13.51		$14.00	$10.07	$9.65	$8.77	$7.32
Total Return(b):	.66%		39.86%	4.35%	10.03%	19.81%	48.18%

Ratios/Supplemental Data:
Net assets, end of period (000)	$198,837		$227,259	$165,459	$140,310	$122,174	$104,234
Average net assets (000)	$209,065		$187,950	$153,197	$123,580	$110,150	$90,593
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.24%	(e)	1.24%	1.24%	1.56%	1.64%	1.75%
Expenses before waivers and/or expense reimbursement	1.46%	(e)	1.49%	1.53%	1.62%	1.71%	1.82%
Net investment loss	(.50)%	(e)	(.25)%	(.09)%	(.81)%	(.82)%	(.27)%
Portfolio turnover rate	21%	(f)	49%	61%	59%	75%	85%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	29

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2014		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$12.64		$9.16	$8.85	$8.10	$6.81	$4.63
Income (loss) from investment operations:
Net investment loss	(.07)		(.11)	(.08)	(.13)	(.11)	(.06)
Net realized and unrealized gain on investment and foreign currency transactions	.06		3.67	.39	.88	1.39	2.24
Total from investment operations	(.01)		3.56	.31	.75	1.28	2.18
Less Distributions:
Distributions from net realized gains	(.54)		(.08)	-	-	-	-
Capital Contributions(d):	-		-	-	-	.01	-
Net asset value, end of period	$12.09		$12.64	$9.16	$8.85	$8.10	$6.81
Total Return(b):	.24%		38.91%	3.50%	9.26%	18.94%	47.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,439		$12,905	$8,832	$8,745	$8,527	$7,875
Average net assets (000)	$11,674		$10,095	$8,591	$7,884	$7,835	$7,148
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.99%	(e)	1.99%	1.99%	2.31%	2.39%	2.50%
Expenses before waivers and/or expense reimbursement	2.16%	(e)	2.19%	2.28%	2.37%	2.46%	2.57%
Net investment loss	(1.25)%	(e)	(1.00)%	(.86)%	(1.56)%	(1.57)%	(1.03)%
Portfolio turnover rate	21%	(f)	49%	61%	59%	75%	85%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

30

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2014		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$12.63		$9.16	$8.84	$8.10	$6.81	$4.63
Income (loss) from investment operations:
Net investment loss	(.07)		(.11)	(.08)	(.13)	(.11)	(.06)
Net realized and unrealized gain on investment and foreign currency transactions	.06		3.66	.40	.87	1.39	2.24
Total from investment operations	(.01)		3.55	.32	.74	1.28	2.18
Less Distributions:
Distributions from net realized gains	(.54)		(.08)	-	-	-	-
Capital Contributions(d):	-		-	-	-	.01	-
Net asset value, end of period	$12.08		$12.63	$9.16	$8.84	$8.10	$6.81
Total Return(b):	.24%		38.80%	3.62%	9.14%	18.94%	47.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$49,450		$50,547	$37,911	$36,354	$34,631	$33,358
Average net assets (000)	$47,790		$42,644	$36,957	$32,731	$32,771	$30,887
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.99%	(e)	1.99%	1.99%	2.31%	2.39%	2.50%
Expenses before waivers and/or expense reimbursement	2.16%	(e)	2.19%	2.28%	2.37%	2.46%	2.57%
Net investment loss	(1.25)%	(e)	(.99)%	(.86)%	(1.56)%	(1.57)%	(1.04)%
Portfolio turnover rate	21%	(f)	49%	61%	59%	75%	85%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	31

Financial Highlights

(Unaudited) continued

Class Q Shares
	Six Months Ended August 31, 2014		Year Ended February 28, 2014		May 3, 2012(a) through February 28, 2013
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$14.51		$10.41		$10.29
Income (loss) from investment operations:
Net investment income (loss)	(.02)		-	(g)	.03
Net realized and unrealized gain on investment and foreign currency transactions	.07		4.18		.09
Total from investment operations	.05		4.18		.12
Less Distributions:
Distributions from net realized gains	(.54)		(.08)		-
Net asset value, end of period	$14.02		$14.51		$10.41
Total Return(c):	.64%		40.19%		1.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$254		$694		$257
Average net assets (000)	$326		$458		$159
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.98%	(e)	.99%		.99%	(e)
Expenses before waivers and/or expense reimbursement	.98%	(e)	.99%		1.02%	(e)
Net investment income (loss)	(.25)%	(e)	(.03)%		.36%	(e)
Portfolio turnover rate	21%	(f)	49%		61%	(f)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) Less than $.005 per share.

See Notes to Financial Statements.

32

Class X Shares
	Period Ended April 11,		Year Ended February 28/29,
	2014(g)		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$12.63		$9.16	$8.85	$8.10	$6.81	$4.63
Income (loss) from investment operations:
Net investment loss	(.02)		(.09)	(.08)	(.13)	(.11)	(.07)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.54)		3.64	.39	.88	1.39	2.25
Total from investment operations	(1.56)		3.55	.31	.75	1.28	2.18
Less Distributions:
Distributions from net realized gains	-		(.08)	-	-	-	-
Capital Contributions(d):	-		-	-	-	.01	-
Net asset value, end of period	$11.07		$12.63	$9.16	$8.85	$8.10	$6.81
Total Return(b):	(12.35)%		38.80%	3.50%	9.26%	18.94%	47.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26		$166	$1,052	$2,344	$3,688	$5,802
Average net assets (000)	$81		$620	$1,609	$2,831	$4,302	$7,081
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.04%	(e)	1.99%	1.99%	2.31%	2.39%	2.50%
Expenses before waivers and/or expense reimbursement	2.34%	(e)	2.20%	2.28%	2.37%	2.46%	2.57%
Net investment loss	(1.38)%	(e)	(.88)%	(.91)%	(1.57)%	(1.58)%	(1.12)%
Portfolio turnover rate	21%	(f)	49%	61%	59%	75%	85%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Annualized.

(f) Not annualized.

(g) As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	33

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2014		2014		2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.52		$10.41		$9.95	$9.02	$7.51	$5.05
Income (loss) from investment operations:
Net investment income (loss)	(.02)		-	(e)	.02	(.04)	(.05)	.01
Net realized and unrealized gain on investment and foreign currency transactions	.08		4.19		.44	.97	1.55	2.45
Total from investment operations	.06		4.19		.46	.93	1.50	2.46
Less Distributions:
Distributions from net realized gains	(.54)		(.08)		-	-	-	-
Capital Contributions(d):	-		-		-	-	.01	-
Net asset value, end of period	$14.04		$14.52		$10.41	$9.95	$9.02	$7.51
Total Return(b):	.70%		40.29%		4.62%	10.31%	20.11%	48.71%

Ratios/Supplemental Data:
Net assets, end of period (000)	$125,404		$112,282		$85,023	$38,843	$4,081	$3,440
Average net assets (000)	$106,866		$89,247		$61,869	$11,859	$3,396	$2,692
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.99%	(g)	.99%		.99%	1.23%	1.39%	1.50%
Expenses before waivers and/or expense reimbursement	1.16%	(g)	1.19%		1.28%	1.29%	1.46%	1.57%
Net investment income (loss)	(.24)%	(g)	-	(f)	.19%	(.46)%	(.58)%	.11%
Portfolio turnover rate	21%	(h)	49%		61%	59%	75%	85%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Less than $.005 per share.

(f) Less than .005%.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

34

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Jennison Select Growth Fund (the “Fund”)1 consists of thirteen individuals, eleven of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”), the Fund’s sub-management agreement with Prudential Investment Management, Inc. (“PIM”), and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 9-11, 2014 and approved the renewal of the agreements through July 31, 2015, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and Jennison. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations,

[1]	Prudential Jennison Select Growth Fund is a series of Prudential Investment Portfolios 3.

Prudential Jennison Select Growth Fund

Approval of Advisory Agreements (continued)

the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 9-11, 2014.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, between PI and PIM, which serves as the Fund’s sub-manager pursuant to the terms of a sub-management agreement, and between PIM and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI, PIM and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of the sub-manager and the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the sub-manager and the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the sub-manager and the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the sub-management services provided by PIM and the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the sub-management agreement and the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and Jennison’s

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organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PI, PIM and Jennison. The Board noted that Jennison and PIM are affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI, the sub-management services provided by PIM, and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI, PIM and Jennison under the management, sub-management and subadvisory agreements, respectively.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI to the Fund during the year ended December 31, 2013 exceeded the management fees paid by the Fund, resulting in an operating loss to PI. The Board separately considered information regarding the profitability of the subadviser, an affiliate of PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

In 2013, PI and the Board retained an outside business consulting firm, in order to assist the Board in its consideration of the renewal of the management and subadvisory agreements, by reviewing management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm’s analysis and conclusions with respect to the Funds’ management fee structures were presented to the Board and PI at the December 3-5, 2013 meeting, and were discussed extensively by the Board and PI over the following two quarters.

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as net assets increase,

Prudential Jennison Select Growth Fund

Approval of Advisory Agreements (continued)

but at the current level of net assets, the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s net assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) net assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI, PIM and Jennison

The Board considered potential ancillary benefits that might be received by PI, PIM and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI or PIM included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI and PIM), as well as benefits to their reputations or other intangible benefits resulting from PI’s and PIM’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI, PIM and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2013.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2013. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

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The mutual funds included in the Peer Universe (the Lipper Large-Cap Growth Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•	The Board and PI agreed to continue the existing expense cap of 0.99% (exclusive of 12b-1 fees and certain other fees) through June 30, 2015.
•	The Board concluded that, in light of the Fund’s competitive performance, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Jennison Select Growth Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Select Growth Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON SELECT GROWTH FUND

SHARE CLASS	A	B	C	Q	Z
NASDAQ	SPFAX	SPFBX	SPFCX	PSGQX	SPFZX
CUSIP	74440K504	74440K603	74440K702	7444OK751	74440K868

MF500E2    0268454-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL STRATEGIC VALUE FUND

SEMIANNUAL REPORT • AUGUST 31, 2014

Fund Type

Large Cap Stock

Objective

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company. Quantitative Management Associates, LLC (QMA) is a wholly owned subsidiary of Prudential Investment Management, Inc. (PIM). QMA and PIM are registered investment advisers and Prudential Financial companies. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

October 15, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Strategic Value Fund informative and useful. The report covers performance for the six-month period that ended August 31, 2014.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Strategic Value Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Strategic Value Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 8/31/14
	Six Months	One Year	Five Years	Ten Years
Class A	10.89%	25.49%	106.24%	96.55%
Class B	10.43	24.54	98.65	82.59
Class C	10.36	24.46	98.52	82.47
Class Z	10.97	25.66	108.72	101.45
Russell 1000® Value Index	9.67	24.43	115.69	120.56
S&P 500 Index	8.83	25.21	117.99	123.42
Lipper Large-Cap Value Funds Average*	8.41	22.77	100.28	106.15
Lipper Multi-Cap Value Funds Average	7.50	22.87	110.33	116.80

Average Annual Total Returns (With Sales Charges) as of 9/30/14
		One Year	Five Years	Ten Years
Class A		12.97%	12.95%	5.97%
Class B		13.60	13.27	5.78
Class C		17.61	13.40	5.78
Class Z		19.80	14.53	6.84
Russell 1000 Value Index		18.89	15.26	7.84
S&P 500 Index		19.70	15.69	8.10
Lipper Large-Cap Value Funds Average*		17.04	13.64	7.03
Lipper Multi-Cap Value Funds Average		15.25	14.25	7.34

*The Fund is compared to the Lipper Large-Cap Value Performance Universe, although Lipper classifies the Fund in the Lipper Multi-Cap Value Funds Performance Universe. The Lipper Large-Cap Value Funds Performance Universe is utilized because the Fund’s manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

2	Visit our website at www.prudentialfunds.com

Source: Prudential Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired by any new or existing Class B shareholders, except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Russell 1000 Value Index

The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large US public companies. It gives a broad look at how stock prices in the US have performed.

Lipper Large-Cap Value Funds Average

The Lipper Large-Cap Value Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap value funds typically have a lower-than-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

Prudential Strategic Value Fund	3

Your Fund’s Performance (continued)

Lipper Multi-Cap Value Funds Average

The Lipper Multi-Cap Value Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Multi-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 8/31/14
Exxon Mobil Corp., Oil, Gas & Consumable Fuels	4.5%
General Electric Co., Industrial Conglomerates	3.1
Wells Fargo & Co., Banks	2.8
JPMorgan Chase & Co., Banks	2.6
Chevron Corp., Oil, Gas & Consumable Fuels	2.4

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 8/31/14
Oil, Gas & Consumable Fuels	14.9%
Banks	14.2
Insurance	6.4
Pharmaceuticals	5.6
Electric Utilities	5.0

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2014, at the beginning of the period, and held through the six-month period ended August 31, 2014. The example is for illustrative purposes only; you should consult the prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on this page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Strategic Value Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Strategic Value Fund		Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,108.90	1.40%	$7.44
	Hypothetical	$1,000.00	$1,018.15	1.40%	$7.12

Class B	Actual	$1,000.00	$1,104.30	2.15%	$11.40
	Hypothetical	$1,000.00	$1,014.37	2.15%	$10.92

Class C	Actual	$1,000.00	$1,103.60	2.15%	$11.40
	Hypothetical	$1,000.00	$1,014.37	2.15%	$10.92

Class Z	Actual	$1,000.00	$1,109.70	1.15%	$6.12
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2014, and divided by the 365 days in the Fund's fiscal year ending February 28, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended August 31, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.45%	1.40%
B	2.15	2.15
C	2.15	2.15
Z	1.15	1.15

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Strategic Value Fund	7

Portfolio of Investments

as of August 31, 2014 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 99.1%

COMMON STOCKS 98.9%

Aerospace & Defense 2.0%
3,300	L-3 Communications Holdings, Inc.	$362,835
2,300	Lockheed Martin Corp.	400,200
6,200	Northrop Grumman Corp.	788,764

		1,551,799

Airlines 3.3%
12,600	Alaska Air Group, Inc.	583,884
20,300	Delta Air Lines, Inc.	803,474
19,100	Southwest Airlines Co.	611,391
11,700	United Continental Holdings, Inc.*	557,037

		2,555,786

Auto Components 1.1%
7,200	Lear Corp.	728,136
1,600	TRW Automotive Holdings Corp.*	154,064

		882,200

Automobiles 0.9%
38,600	Ford Motor Co.	672,026

Banks 14.2%
75,219	Bank of America Corp.	1,210,274
2,800	BB&T Corp.	104,524
2,600	BOK Financial Corp.	175,188
7,700	CIT Group, Inc.	369,292
24,800	Citigroup, Inc.	1,280,920
9,800	East West Bancorp, Inc.	341,432
3,700	Fifth Third Bancorp	75,498
25,200	Fulton Financial Corp.	290,682
32,900	JPMorgan Chase & Co.	1,955,905
29,100	KeyCorp	396,051
7,800	PNC Financial Services Group, Inc. (The)	661,050
40,200	Regions Financial Corp.	408,030
14,400	SunTrust Banks, Inc.	548,352
20,800	U.S. Bancorp	879,424
42,156	Wells Fargo & Co.	2,168,505

		10,865,127

See Notes to Financial Statements.

Prudential Strategic Value Fund	9

Portfolio of Investments

as of August 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Capital Markets 1.0%
22,000	Morgan Stanley	$754,820

Chemicals 1.7%
800	Dow Chemical Co. (The)	42,840
6,400	Eastman Chemical Co.	527,808
6,600	LyondellBasell Industries NV (Class A Stock)	754,710

		1,325,358

Commercial Services & Supplies 0.5%
13,200	Pitney Bowes, Inc.	357,192

Communications Equipment 3.2%
47,100	Brocade Communications Systems, Inc.	496,905
58,000	Cisco Systems, Inc.	1,449,420
7,100	Harris Corp.	506,869

		2,453,194

Consumer Finance 2.7%
4,200	American Express Co.	376,110
11,200	Capital One Financial Corp.	919,072
12,800	Discover Financial Services	798,336

		2,093,518

Diversified Financial Services 2.0%
11,100	Berkshire Hathaway, Inc. (Class B Stock)*	1,523,475

Diversified Telecommunication Services 1.8%
23,320	AT&T, Inc.	815,267
1,000	Intelsat SA*	17,540
11,000	Verizon Communications, Inc.	548,020

		1,380,827

Electric Utilities 5.0%
10,000	American Electric Power Co., Inc.	537,000
9,400	Duke Energy Corp.	695,506
12,300	Edison International	727,422
4,300	Entergy Corp.	332,863
12,800	Exelon Corp.	427,776
6,900	FirstEnergy Corp.	236,256
3,100	Pinnacle West Capital Corp.	176,545

See Notes to Financial Statements.

10

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Electric Utilities (cont’d.)
14,400	PPL Corp.	$498,672
7,200	Xcel Energy, Inc.	230,760

		3,862,800

Electronic Equipment, Instruments & Components 0.6%
20,800	Jabil Circuit, Inc.	448,864

Energy Equipment & Services 1.8%
7,500	Nabors Industries Ltd.	204,075
9,200	Oil States International, Inc.*	593,860
9,100	Unit Corp.*	598,871

		1,396,806

Food & Staples Retailing 0.9%
12,000	Kroger Co. (The)	611,760
900	Wal-Mart Stores, Inc.	67,950

		679,710

Food Products 2.0%
11,200	Archer-Daniels-Midland Co.	558,432
11,800	ConAgra Foods, Inc.	379,960
19,500	Pilgrim’s Pride Corp.*	582,465

		1,520,857

Gas Utilities 0.7%
1,900	AGL Resources, Inc.	101,289
7,900	UGI Corp.	418,542

		519,831

Health Care Providers & Services 4.9%
9,300	Aetna, Inc.	763,809
7,900	Cigna Corp.	747,340
13,000	HCA Holdings, Inc.*	907,660
2,700	Humana, Inc.	347,598
500	UnitedHealth Group, Inc.	43,340
7,900	WellPoint, Inc.	920,429

		3,730,176

Hotels, Restaurants & Leisure 0.1%
1,000	Royal Caribbean Cruises Ltd.	63,760

See Notes to Financial Statements.

Prudential Strategic Value Fund	11

Portfolio of Investments

as of August 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Household Durables 0.3%
1,700	Whirlpool Corp.	$260,134

Household Products 1.3%
11,900	Procter & Gamble Co. (The)	989,009

Independent Power & Renewable Electricity Producers 0.1%
7,200	AES Corp. (The)	109,296

Industrial Conglomerates 3.1%
92,800	General Electric Co.	2,410,944

Insurance 6.4%
5,400	ACE Ltd.	574,182
5,100	Aflac, Inc.	312,324
6,000	Allied World Assurance Co. Holdings AG	221,940
1,100	Allstate Corp. (The)	67,639
8,700	American Financial Group, Inc.	521,739
16,200	American International Group, Inc.	908,172
3,300	Aspen Insurance Holdings Ltd.	140,316
7,100	Axis Capital Holdings Ltd.	342,362
5,100	Hanover Insurance Group, Inc. (The)	323,595
300	HCC Insurance Holdings, Inc.	15,042
1,900	Kemper Corp.	69,065
3,100	PartnerRe Ltd.	346,239
4,000	Reinsurance Group of America, Inc.	331,920
7,000	Travelers Cos., Inc. (The)	662,970
2,000	Unum Group	72,540

		4,910,045

IT Services 1.1%
4,300	Computer Sciences Corp.	257,097
6,000	DST Systems, Inc.	556,860

		813,957

Media 0.3%
2,600	DIRECTV*	224,770

Multi-Utilities 2.0%
6,200	Alliant Energy Corp.	362,638
6,400	Ameren Corp.	255,936
12,000	CMS Energy Corp.	366,480

See Notes to Financial Statements.

12

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Multi-Utilities (cont’d.)
1,200	DTE Energy Co.	$93,900
11,400	Public Service Enterprise Group, Inc.	426,246

		1,505,200

Multiline Retail 0.6%
7,100	Macy’s, Inc.	442,259

Oil, Gas & Consumable Fuels 14.9%
3,100	Anadarko Petroleum Corp.	349,339
5,400	Apache Corp.	549,882
14,900	Chesapeake Energy Corp.	405,280
14,400	Chevron Corp.	1,864,080
14,096	ConocoPhillips	1,144,877
34,500	Exxon Mobil Corp.	3,431,370
5,800	Hess Corp.	586,380
12,300	Marathon Oil Corp.	512,787
4,600	Marathon Petroleum Corp.	418,646
9,400	Occidental Petroleum Corp.	975,062
4,900	SM Energy Co.	436,296
10,100	Southwestern Energy Co.*	415,918
3,700	Whiting Petroleum Corp.*	342,842

		11,432,759

Pharmaceuticals 5.6%
5,600	Eli Lilly & Co.	355,936
16,500	Johnson & Johnson	1,711,545
9,100	Merck & Co., Inc.	547,001
57,756	Pfizer, Inc.	1,697,449

		4,311,931

Real Estate Investment Trusts (REITs) 2.2%
26,900	Annaly Capital Management, Inc.	320,110
11,400	CBL & Associates Properties, Inc.	216,600
6,000	Equity Lifestyle Properties, Inc.	274,140
7,500	Hospitality Properties Trust	220,725
31,400	MFA Financial, Inc.	265,016
15,900	Senior Housing Properties Trust	370,947

		1,667,538

See Notes to Financial Statements.

Prudential Strategic Value Fund	13

Portfolio of Investments

as of August 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Road & Rail 0.8%
2,200	AMERCO	$611,182

Semiconductors & Semiconductor Equipment 2.3%
50,500	Intel Corp.	1,763,460

Software 1.6%
10,300	CA, Inc.	290,872
4,900	Microsoft Corp.	222,607
29,500	Symantec Corp.	716,260

		1,229,739

Specialty Retail 1.8%
13,800	Best Buy Co., Inc.	440,082
8,100	Gap, Inc. (The)	373,815
10,600	Murphy USA, Inc.*	577,382

		1,391,279

Technology Hardware, Storage & Peripherals 3.2%
6,000	Apple, Inc.	615,000
30,900	Hewlett-Packard Co.	1,174,200
1,100	NetApp, Inc.	46,376
5,700	Western Digital Corp.	587,157

		2,422,733

Trading Companies & Distributors 0.9%
5,800	United Rentals, Inc.*	682,370

	TOTAL COMMON STOCKS (cost $58,277,363)	75,816,731

EXCHANGE TRADED FUND 0.2%
1,800	iShares Russell 1000 Value ETF (cost $174,593)	184,752

	TOTAL LONG-TERM INVESTMENTS (cost $58,451,956)	76,001,483

See Notes to Financial Statements.

14

Shares	Description	Value (Note 1)
SHORT-TERM INVESTMENT 1.8%

AFFILIATED MONEY MARKET MUTUAL FUND
1,349,664	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,349,664)(Note 3)(a)	$1,349,664

	TOTAL INVESTMENTS 100.9% (cost $59,801,620; Note 5)	77,351,147
	Liabilities in excess of other assets (0.9)%	(720,555)

	NET ASSETS 100.0%	$76,630,592

The following abbreviation is used in the portfolio descriptions:

ETF—Exchange Traded Fund

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$1,551,799	$—	$—
Airlines	2,555,786	—	—
Auto Components	882,200	—	—
Automobiles	672,026	—	—
Banks	10,865,127	—	—
Capital Markets	754,820	—	—

See Notes to Financial Statements.

Prudential Strategic Value Fund	15

Portfolio of Investments

as of August 31, 2014 (Unaudited) continued

	Level 1	Level 2	Level 3
Common Stocks (continued)
Chemicals	$1,325,358	$—	$—
Commercial Services & Supplies	357,192	—	—
Communications Equipment	2,453,194	—	—
Consumer Finance	2,093,518	—	—
Diversified Financial Services	1,523,475	—	—
Diversified Telecommunication Services	1,380,827	—	—
Electric Utilities	3,862,800	—	—
Electronic Equipment, Instruments & Components	448,864	—	—
Energy Equipment & Services	1,396,806	—	—
Food & Staples Retailing	679,710	—	—
Food Products	1,520,857	—	—
Gas Utilities	519,831	—	—
Health Care Providers & Services	3,730,176	—	—
Hotels, Restaurants & Leisure	63,760	—	—
Household Durables	260,134	—	—
Household Products	989,009	—	—
Independent Power & Renewable Electricity Producers	109,296	—	—
Industrial Conglomerates	2,410,944	—	—
Insurance	4,910,045	—	—
IT Services	813,957	—	—
Media	224,770	—	—
Multi-Utilities	1,505,200	—	—
Multiline Retail	442,259	—	—
Oil, Gas & Consumable Fuels	11,432,759	—	—
Pharmaceuticals	4,311,931	—	—
Real Estate Investment Trusts (REITs)	1,667,538	—	—
Road & Rail	611,182	—	—
Semiconductors & Semiconductor Equipment	1,763,460	—	—
Software	1,229,739	—	—
Specialty Retail	1,391,279	—	—
Technology Hardware, Storage & Peripherals	2,422,733	—	—
Trading Companies & Distributors	682,370	—	—
Exchange Traded Fund	184,752	—	—
Affiliated Money Market Mutual Fund	1,349,664	—	—

Total	$77,351,147	$—	$—

See Notes to Financial Statements.

16

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2014 was as follows:

Oil, Gas & Consumable Fuels	14.9%
Banks	14.2
Insurance	6.4
Pharmaceuticals	5.6
Electric Utilities	5.0
Health Care Providers & Services	4.9
Airlines	3.3
Communications Equipment	3.2
Technology Hardware, Storage & Peripherals	3.2
Industrial Conglomerates	3.1
Consumer Finance	2.7
Semiconductors & Semiconductor Equipment	2.3
Real Estate Investment Trusts (REITs)	2.2
Aerospace & Defense	2.0
Diversified Financial Services	2.0
Food Products	2.0
Multi-Utilities	2.0
Affiliated Money Market Mutual Fund	1.8
Diversified Telecommunication Services	1.8
Energy Equipment & Services	1.8
Specialty Retail	1.8
Chemicals	1.7
Software	1.6
Household Products	1.3%
Auto Components	1.1
IT Services	1.1
Capital Markets	1.0
Automobiles	0.9
Food & Staples Retailing	0.9
Trading Companies & Distributors	0.9
Road & Rail	0.8
Gas Utilities	0.7
Electronic Equipment, Instruments & Components	0.6
Multiline Retail	0.6
Commercial Services & Supplies	0.5
Household Durables	0.3
Media	0.3
Exchange Traded Fund	0.2
Hotels, Restaurants & Leisure	0.1
Independent Power & Renewable Electricity Producers	0.1

100.9
Liabilities in excess of other assets	(0.9)

100.0%

See Notes to Financial Statements.

Prudential Strategic Value Fund	17

Statement of Assets & Liabilities

as of August 31, 2014 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $58,451,956)	$76,001,483
Affiliated investments (cost $1,349,664)	1,349,664
Receivable for investments sold	2,263,410
Dividends receivable	188,529
Receivable for Fund shares sold	2,571
Prepaid expenses	1,096

Total Assets	79,806,753

Liabilities
Payable for investments purchased	2,957,243
Payable for Fund shares reacquired	95,983
Accrued expenses	51,575
Management fee payable	50,038
Distribution fee payable	18,326
Affiliated transfer agent fee payable	1,899
Deferred trustees’ fees	1,097

Total Liabilities	3,176,161

Net Assets	$76,630,592

Net assets were comprised of:
Shares of beneficial interest, at par	$4,855
Paid-in capital in excess of par	54,017,285

54,022,140
Undistributed net investment income	293,095
Accumulated net realized gain on investment transactions	4,765,830
Net unrealized appreciation on investments	17,549,527

Net assets, August 31, 2014	$76,630,592

See Notes to Financial Statements.

18

Class A
Net asset value and redemption price per share ($24,531,995 ÷ 1,549,091 shares of beneficial interest issued and outstanding)	$15.84
Maximum sales charge (5.50% of offering price)	0.92

Maximum offering price to public	$16.76

Class B
Net asset value, offering price and redemption price per share ($1,444,110 ÷ 96,009 shares of beneficial interest issued and outstanding)	$15.04

Class C
Net asset value, offering price and redemption price per share ($14,483,269 ÷ 963,468 shares of beneficial interest issued and outstanding)	$15.03

Class Z
Net asset value, offering price and redemption price per share ($36,171,218 ÷ 2,246,079 shares of beneficial interest issued and outstanding)	$16.10

See Notes to Financial Statements.

Prudential Strategic Value Fund	19

Statement of Operations

Six Months Ended August 31, 2014 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $469)	$827,381
Affiliated dividend income	451

Total income	827,832

Expenses
Management fee	294,368
Distribution fee—Class A	35,662
Distribution fee—Class B	7,092
Distribution fee—Class C	70,494
Custodian’s fees and expenses	31,000
Transfer agent’s fees and expenses (including affiliated expense of $5,500)	27,000
Registration fees	26,000
Shareholders’ reports	12,000
Audit fee	11,000
Legal fees and expenses	9,000
Trustees’ fees	6,000
Insurance expenses	1,000
Loan interest expense	25
Miscellaneous	6,006

Total expenses	536,647
Less: Management fee waiver and/or expense reimbursement	(246)
Distribution fee waiver—Class A	(5,944)

Net expenses	530,457

Net investment income	297,375

Realized and Unrealized Gain on Investments
Net realized gain on investment transactions	4,802,670
Net change in unrealized appreciation (depreciation) on investments	2,381,489

Net gain on investment transactions	7,184,159

Net Increase In Net Assets Resulting From Operations	$7,481,534

See Notes to Financial Statements.

20

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2014	Year Ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income	$297,375	$604,952
Net realized gain on investment transactions	4,802,670	5,033,532
Net change in unrealized appreciation (depreciation) on investments	2,381,489	8,052,504

Net increase in net assets resulting from operations	7,481,534	13,690,988

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(34,551)	(303,930)
Class B	(587)	(10,450)
Class C	(6,028)	(95,611)
Class Z	(61,756)	(477,321)

	(102,922)	(887,312)

Distributions from net realized gains
Class A	(312,651)	—
Class B	(19,195)	—
Class C	(197,089)	—
Class Z	(443,897)	—

	(972,832)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	3,266,081	13,171,352
Net asset value of shares issued in reinvestment of dividends	1,046,051	862,021
Cost of shares reacquired	(4,503,983)	(13,222,919)

Net increase (decrease) in net assets from Fund share transactions	(191,851)	810,454

Total increase	6,213,929	13,614,130

Net Assets:
Beginning of period	70,416,663	56,802,533

End of period(a)	$76,630,592	$70,416,663

(a) Includes undistributed net investment income of:	$293,095	$98,642

See Notes to Financial Statements.

Prudential Strategic Value Fund	21

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of four funds: Prudential Jennison Select Growth Fund, Prudential Jennison Market Neutral Fund, Prudential Real Assets Fund and Prudential Strategic Value Fund (the “Fund”). These financial statements relate to Prudential Strategic Value Fund. The financial statements of the Prudential Jennison Select Growth Fund, Prudential Jennison Market Neutral Fund and Prudential Real Assets Fund are not presented herein.

The Fund’s primary investment objective is long-term growth of capital.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Fund consistently follow such policies in the preparation of the financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

22

Common and preferred stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Strategic Value Fund	23

Notes to Financial Statements

(Unaudited) continued

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

24

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Trust is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisors’ performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of the subadvisor, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .80% of the Fund’s average daily net assets up to and including $1 billion and .75% of such average daily net assets in excess of $1 billion. The effective management fee rate was .80% of the Fund’s average daily net assets for the six months ended August 31, 2014.

Prudential Strategic Value Fund	25

Notes to Financial Statements

(Unaudited) continued

Effective May 16, 2013, PI has contractually agreed to reduce Fund expenses and/or waive its investment management fee so that the Fund’s annual operating expenses do not exceed 1.15% (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, extraordinary and certain other expenses including taxes, interest and brokerage commissions) of the Fund’s average daily net assets through June 30, 2015.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, B and C shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed until June 30, 2015, to limit such fees related to Class A shares to .25% of the average daily net assets of Class A shares.

PIMS has advised the Fund that it has received $14,005 in front-end sales charges resulting from sales of Class A shares during the six months ended August 31, 2014. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2014, it received $267 and $393 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

26

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended August 31, 2014, were $28,397,682 and $28,872,456, respectively.

Note 5. Tax Information

The United States federal income tax basis of investments and net unrealized appreciation as of August 31, 2014 were as follows:

Tax Basis	$59,834,018

Appreciation	18,273,817
Depreciation	(756,688)

Net Unrealized Appreciation	$17,517,129

The book basis may differ from tax basis due to certain tax related adjustments.

The Fund utilized approximately $4,101,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended February 28, 2014.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prudential Strategic Value Fund	27

Notes to Financial Statements

(Unaudited) continued

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% during the first 12 months. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z.

28

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2014:
Shares sold	46,518	$700,724
Shares issued in reinvestment of dividends and distributions	22,235	331,740
Shares reacquired	(80,371)	(1,212,991)

Net increase (decrease) in shares outstanding before conversion	(11,618)	(180,527)
Shares issued upon conversion from Class B	6,205	91,943
Shares reacquired upon conversion into Class Z	(626)	(9,604)

Net increase (decrease) in shares outstanding	(6,039)	$(98,188)

Year ended February 28, 2014:
Shares sold	139,049	$1,859,323
Shares issued in reinvestment of dividends and distributions	21,321	286,908
Shares reacquired	(234,357)	(3,142,189)

Net increase (decrease) in shares outstanding before conversion	(73,987)	(995,958)
Shares issued upon conversion from Class B	8,959	116,037
Shares reacquired upon conversion into Class Z	(3,105)	(41,048)

Net increase (decrease) in shares outstanding	(68,133)	$(920,969)

Class B
Six months ended August 31, 2014:
Shares sold	10,511	$150,531
Shares issued in reinvestment of dividends and distributions	1,284	18,232
Shares reacquired	(16,187)	(227,444)

Net increase (decrease) in shares outstanding before conversion	(4,392)	(58,681)
Shares reacquired upon conversion into Class A	(6,520)	(91,943)

Net increase (decrease) in shares outstanding	(10,912)	$(150,624)

Year ended February 28, 2014:
Shares sold	39,435	$500,435
Shares issued in reinvestment of dividends and distributions	761	9,569
Shares reacquired	(40,984)	(502,618)

Net increase (decrease) in shares outstanding before conversion	(788)	7,386
Shares reacquired upon conversion into Class A	(9,399)	(116,037)

Net increase (decrease) in shares outstanding	(10,187)	$(108,651)

Prudential Strategic Value Fund	29

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended August 31, 2014:
Shares sold	56,486	$808,837
Shares issued in reinvestment of dividends and distributions	13,520	191,854
Shares reacquired	(59,538)	(863,681)

Net increase (decrease) in shares outstanding before conversion	10,468	137,010
Shares reacquired upon conversion into Class Z	(1,887)	(27,635)

Net increase (decrease) in shares outstanding	8,581	$109,375

Year ended February 28, 2014:
Shares sold	95,904	$1,223,774
Shares issued in reinvestment of dividends	7,127	89,539
Shares reacquired	(123,965)	(1,572,967)

Net increase (decrease) in shares outstanding	(20,934)	$(259,654)

Class Z
Six months ended August 31, 2014:
Shares sold	101,606	$1,605,989
Shares issued in reinvestment of dividends and distributions	33,260	504,225
Shares reacquired	(142,675)	(2,199,867)

Net increase (decrease) in shares outstanding before conversion	(7,809)	(89,653)
Shares issued upon conversion from Class A and Class C	2,379	37,239

Net increase (decrease) in shares outstanding	(5,430)	$(52,414)

Year ended February 28, 2014:
Shares sold	720,255	$9,587,820
Shares issued in reinvestment of dividends and distributions	34,661	476,005
Shares reacquired	(579,336)	(8,005,145)

Net increase (decrease) in shares outstanding before conversion	175,580	2,058,680
Shares issued upon conversion from Class A and Class C	3,055	41,048

Net increase (decrease) in shares outstanding	178,635	$2,099,728

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through October 8, 2014. The Funds pay an annualized commitment fee of .08% of the unused portion of the SCA.

Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

30

Subsequent to the fiscal period end, the SCA has been renewed effective October 9, 2014 and will continue to provide a commitment of $900 million through October 8, 2015. Effective October 9, 2014, the Funds pay an annualized commitment fee of .075% of the unused portion of the SCA.

The Fund utilized the SCA during the six months ended August 31, 2014. The Fund had an average outstanding balance of $107,000 for six days at an average interest rate of 1.40%. At August 31, 2014, the Fund did not have an outstanding loan amount.

Prudential Strategic Value Fund	31

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2014		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.51		$11.91	$10.59	$10.56	$8.77	$5.76
Net investment income	.06		.13	.13	.09	.07	.07
Net realized and unrealized gain on investment transactions	1.49		2.66	1.27	.02	1.74	3.16
Total from investment operations	1.55		2.79	1.40	.11	1.81	3.23
Less Dividends and Distributions:
Dividends from net investment income	(.02)		(.19)	(.08)	(.08)	(.02)	(.22)
Distributions from net realized gains	(.20)		-	-	-	-	-
Total dividends and distributions	(.22)		(.19)	(.08)	(.08)	(.02)	(.22)
Net asset value, end of period	$15.84		$14.51	$11.91	$10.59	$10.56	$8.77
Total Return(b):	10.89%		23.56%	13.39%	1.14%	20.71%	56.74%

Ratio/Supplemental Data:
Net assets, end of period (000)	$24,532		$22,562	$19,326	$19,543	$23,696	$23,754
Average net assets (000)	$23,581		$21,289	$18,547	$20,310	$22,888	$22,813
Ratio to average net assets(c):
Expenses after fee waiver and/or expense reimbursement	1.40%	(d)	1.42%	1.52%	1.80%	1.78%	1.77%
Expenses before fee waiver and/or expense reimbursement	1.45%	(d)	1.49%	1.57%	1.85%	1.83%	1.82%
Net investment income	.85%	(d)	.99%	1.19%	.89%	.81%	.96%
Portfolio turnover rate	39%	(e)	77%	47%	36%	19%	12%

(a) Calculation based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

32

Class B Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2014		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$13.83		$11.36	$10.13	$10.12	$8.45	$5.56
Net investment income	.01		.03	.05	.01	- (d)	.02
Net realized and unrealized gain on investment transactions	1.41		2.54	1.22	.02	1.68	3.03
Total from investment operations	1.42		2.57	1.27	.03	1.68	3.05
Less Dividends and Distributions:
Dividends from net investment income	(.01)		(.10)	(.04)	(.02)	(.01)	(.16)
Distributions from net realized gains	(.20)		-	-	-	-	-
Total dividends and distributions	(.21)		(.10)	(.04)	(.02)	(.01)	(.16)
Net asset value, end of period	$15.04		$13.83	$11.36	$10.13	$10.12	$8.45
Total Return(b):	10.43%		22.72%	12.55%	.34%	19.93%	55.60%

Ratio/Supplemental Data:
Net assets, end of period (000)	$1,444		$1,478	$1,330	$1,223	$1,574	$1,931
Average net assets (000)	$1,407		$1,311	$1,155	$1,363	$1,623	$2,207
Ratio to average net assets(c):
Expenses after fee waiver and/or expense reimbursement	2.15%	(e)	2.17%	2.27%	2.55%	2.53%	2.52%
Expenses before fee waiver and/or expense reimbursement	2.15%	(e)	2.19%	2.27%	2.55%	2.53%	2.52%
Net investment income	.09%	(e)	.25%	.46%	.13%	.05%	.23%
Portfolio turnover rate	39%	(f)	77%	47%	36%	19%	12%

(a) Calculation based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $0.005 per share.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Strategic Value Fund	33

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2014		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$13.82		$11.35	$10.13	$10.11	$8.45	$5.56
Net investment income	.01		.03	.04	.01	.01	.02
Net realized and unrealized gain on investment transactions	1.41		2.54	1.22	.03	1.66	3.03
Total from investment operations	1.42		2.57	1.26	.04	1.67	3.05
Less Dividends and Distributions:
Dividends from net investment income	(.01)		(.10)	(.04)	(.02)	(.01)	(.16)
Distributions from net realized gains	(.20)		-	-	-	-	-
Total dividends and distributions	(.21)		(.10)	(.04)	(.02)	(.01)	(.16)
Net asset value, end of period	$15.03		$13.82	$11.35	$10.13	$10.11	$8.45
Total Return(b):	10.36%		22.74%	12.45%	.43%	19.81%	55.60%

Ratio/Supplemental Data:
Net assets, end of period (000)	$14,483		$13,196	$11,080	$11,187	$13,016	$12,701
Average net assets (000)	$13,984		$12,277	$10,623	$11,395	$12,279	$12,804
Ratio to average net assets(c):
Expenses after fee waiver and/or expense reimbursement	2.15%	(d)	2.17%	2.27%	2.55%	2.53%	2.52%
Expenses before fee waiver and/or expense reimbursement	2.15%	(d)	2.19%	2.27%	2.55%	2.53%	2.52%
Net investment income	.10%	(d)	.23%	.44%	.14%	.06%	.21%
Portfolio turnover rate	39%	(e)	77%	47%	36%	19%	12%

(a) Calculation based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

34

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2014		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.74		$12.09	$10.75	$10.72	$8.88	$5.83
Net investment income	.09		.17	.16	.11	.10	.10
Net realized and unrealized gain on investment transactions	1.50		2.70	1.29	.02	1.77	3.18
Total from investment operations	1.59		2.87	1.45	.13	1.87	3.28
Less Dividends and Distributions:
Dividends from net investment income	(.03)		(.22)	(.11)	(.10)	(.03)	(.23)
Distributions from net realized gains	(.20)		-	-	-	-	-
Total dividends and distributions	(.23)		(.22)	(.11)	(.10)	(.03)	(.23)
Net asset value, end of period	$16.10		$14.74	$12.09	$10.75	$10.72	$8.88
Total Return(b):	10.97%		23.91%	13.71%	1.34%	21.07%	57.09%

Ratio/Supplemental Data:
Net assets, end of period (000)	$36,171		$33,181	$25,066	$20,492	$1,565	$1,279
Average net assets (000)	$34,021		$29,528	$21,961	$2,517	$1,345	$1,167
Ratio to average net assets(c):
Expenses after fee waiver and/or expense reimbursement	1.15%	(d)	1.17%	1.27%	1.43%	1.53%	1.52%
Expenses before fee waiver and/or expense reimbursement	1.15%	(d)	1.19%	1.27%	1.43%	1.53%	1.52%
Net investment income	1.10%	(d)	1.23%	1.47%	1.33%	1.07%	1.21%
Portfolio turnover rate	39%	(e)	77%	47%	36%	19%	12%

(a) Calculation based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one year are not annualized.

(c)	Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Strategic Value Fund	35

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Strategic Value Fund (the “Fund”)1 consists of thirteen individuals, eleven of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Quantitative Management Associates LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 9-11, 2014 and approved the renewal of the agreements through July 31, 2015, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and QMA. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board

[1]	Prudential Strategic Value Fund is a series of Prudential Investment Portfolios 3.

Prudential Strategic Value Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 9-11, 2014.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and QMA, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and QMA. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by QMA, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and QMA, and also considered the qualifications, backgrounds and responsibilities of QMA’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and QMA’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and QMA. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and QMA. The Board noted that QMA is affiliated with PI.

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The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by QMA, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and QMA under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI to the Fund during the year ended December 31, 2013 exceeded the management fees paid by the Fund, resulting in an operating loss to PI. The Board separately considered information regarding the profitability of the subadviser, an affiliate of PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

In 2013, PI and the Board retained an outside business consulting firm, in order to assist the Board in its consideration of the renewal of the management and subadvisory agreements, by reviewing management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm’s analysis and conclusions with respect to the Funds’ management fee structures were presented to the Board and PI at the December 3-5, 2013 meeting, and were discussed extensively by the Board and PI over the following two quarters.

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as net assets increase, but at the current level of net assets, the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s net assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) net assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale. The Board recognized the inherent limitations of any analysis of economies of scale, stemming

Prudential Strategic Value Fund

Approval of Advisory Agreements (continued)

largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI and QMA

The Board considered potential ancillary benefits that might be received by PI and QMA and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2013.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2013. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Large-Cap Value Funds Performance Universe)2 and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed

[2]

The Fund was compared to the Lipper Large-Cap Value Funds Performance Universe, although Lipper classifies the Fund in the Multi-Cap Value Funds Performance Universe. The Lipper Large-Cap Value Funds Performance Universe was utilized because PI believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

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the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•	The Board and PI agreed to continue the existing expense cap through June 30, 2015.
•

The Board concluded that, in light of the Fund’s competitive performance against its benchmark index and against its Peer Universe over longer periods, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Strategic Value Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Strategic Value Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL STRATEGIC VALUE FUND

SHARE CLASS	A	B	C	Z
NASDAQ	SUVAX	SUVBX	SUVCX	SUVZX
CUSIP	74440K108	74440K207	74440K306	74440K405

MF502E2    0268443-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON MARKET NEUTRAL FUND

SEMIANNUAL REPORT • AUGUST 31, 2014

Fund Type

Equity Market Neutral

Objective

Long-term capital appreciation while preserving capital by using strategies designed to produce returns that have a low correlation to US equity markets

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

October 15, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Market Neutral Fund informative and useful. The report covers performance for the six-month period that ended August 31, 2014.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Market Neutral Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison Market Neutral Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 8/31/14
	Six Months	One Year	Since Inception
Class A	–3.79%	–4.69%	–8.60% (4/23/10)
Class B	–4.12	–5.45	–11.60 (4/23/10)
Class C	–4.12	–5.45	–11.60 (4/23/10)
Class R	–3.92	–4.93	–6.88 (5/2/11)
Class Z	–3.75	–4.55	–7.70 (4/23/10)
Citigroup 3-Month Treasury Bill Index	0.02	0.04	—
Lipper Equity Market Neutral Funds Average	0.86	2.97	—

Average Annual Total Returns (With Sales Charges) as of 9/30/14
		One Year	Since Inception
Class A		–11.68%	–3.56% (4/23/10)
Class B		–11.88	–3.28 (4/23/10)
Class C		–8.17	–3.06 (4/23/10)
Class R		–6.78	–2.48 (5/2/11)
Class Z		–6.38	–2.10 (4/23/10)
Citigroup 3-Month Treasury Bill Index		0.04	—
Lipper Equity Market Neutral Funds Average		2.03	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z
Maximum Initial Sales Charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual Distribution and Service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired by any new or existing Class B shareholders, except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Citigroup 3-Month Treasury Bill Index

The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury bill issues. Citigroup 3-Month Treasury Bill Index Closest Month-End to Inception cumulative total returns as of 8/31/14 are 0.33% for Class A, Class B, Class C, and Class Z; and 0.18% for Class R. Citigroup 3-Month Treasury Bill Index Closest Month-End to Inception average annual total returns as of 9/30/14 are 0.07% for Class A, Class B, Class C, and Class Z; and 0.05% for Class R.

Lipper Equity Market Neutral Funds Average

The Lipper Equity Market Neutral Funds Average (Lipper Average) is based on the average returns of all mutual funds in the Lipper Equity Market Neutral Funds category. Lipper Average Closest Month-End to Inception cumulative total returns as of 8/31/14 are 7.60% for Class A, Class B, Class C, and Class Z; and 4.34% for Class R. Lipper Average Closest Month-End to Inception average annual total returns as of 9/30/14 are 1.50% for Class A, Class B, Class C, and Class Z; and 1.11% for Class R.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Prudential Jennison Market Neutral Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings—Long Positions expressed as a percentage of net assets as of 8/31/14
Apple, Inc., Technology Hardware, Storage & Peripherals	2.7%
Facebook, Inc. (Class A Stock), Internet Software & Services	2.6
Applied Materials, Inc., Semiconductors & Semiconductor Equipment	2.4
Bunge Ltd., Food Products	2.3
Biogen Idec, Inc., Biotechnology	2.3

Holdings reflect only long-term investments and are subject to change.

Five Largest Holdings—Short Positions expressed as a percentage of net assets as of 8/31/14
Financial Select Sector SPDR Fund	4.6%
SPDR S&P 500 ETF Trust	4.6
Technology Select Sector SPDR Fund	4.6
Energy Select Sector SPDR Fund	4.5
Consumer Discretionary Select Sector SPDR Fund	3.5

Five Largest Industries expressed as a percentage of net assets as of 8/31/14
Internet Software & Services	7.1%
Oil, Gas & Consumable Fuels	6.1
Biotechnology	6.0
Food Products	5.2
Software	5.1

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2014, at the beginning of the period, and held through the six-month period ended August 31, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Jennison Market Neutral Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Market Neutral Fund		Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$962.10	3.85%	$19.04
	Hypothetical	$1,000.00	$1,005.80	3.85%	$19.46

Class B	Actual	$1,000.00	$958.80	4.60%	$22.71
	Hypothetical	$1,000.00	$1,002.02	4.60%	$23.21

Class C	Actual	$1,000.00	$958.80	4.60%	$22.71
	Hypothetical	$1,000.00	$1,002.02	4.60%	$23.21

Class R	Actual	$1,000.00	$960.80	4.10%	$20.26
	Hypothetical	$1,000.00	$1,004.54	4.10%	$20.72

Class Z	Actual	$1,000.00	$962.50	3.60%	$17.81
	Hypothetical	$1,000.00	$1,007.06	3.60%	$18.21

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2014, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended August 31, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses	Net Operating Expenses Excluding Dividend Expense & Broker Fees & Expenses on Short Positions
A	4.50%	3.85%	1.85%
B	5.20	4.60	2.60
C	5.20	4.60	2.60
R	4.95	4.10	2.10
Z	4.20	3.60	1.60

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Market Neutral Fund	7

Portfolio of Investments

as of August 31, 2014 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 93.1%

LONG POSITIONS

COMMON STOCKS

Aerospace & Defense 2.1%
5,636	Boeing Co. (The)	$714,645
1,242	Curtiss-Wright Corp.	89,225

		803,870

Airlines 0.4%
2,216	Spirit Airlines, Inc.*	155,984

Auto Components 0.1%
955	Dorman Products, Inc.*	42,813

Automobiles 3.7%
20,471	General Motors Co.(a)	712,391
2,605	Tesla Motors, Inc.*(a)	702,568

		1,414,959

Banks 2.3%
2,812	Bank of the Ozarks, Inc.	89,843
3,029	BankUnited, Inc.	95,565
621	BOK Financial Corp.	41,843
1,374	Columbia Banking System, Inc.	35,738
4,570	East West Bancorp, Inc.	159,219
2,933	First Republic Bank	143,424
5,319	Investors Bancorp, Inc.	56,434
1,300	Pinnacle Financial Partners, Inc.	46,618
1,422	Prosperity Bancshares, Inc.	85,889
649	Signature Bank*	76,880
1,203	Wintrust Financial Corp.	56,024

		887,477

Biotechnology 6.0%
1,643	ACADIA Pharmaceuticals, Inc.*	39,399
3,159	Alexion Pharmaceuticals, Inc.*(a)	534,787
2,553	Biogen Idec, Inc.*(a)	875,781
7,908	Celgene Corp.*(a)	751,418
276	Flexion Therapeutics, Inc.*	3,787
1,872	KYTHERA Biopharmaceuticals, Inc.*	70,406
69	Otonomy, Inc.*	1,375

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	9

Portfolio of Investments

as of August 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Biotechnology (cont’d.)
793	Receptos, Inc.*	$40,562

		2,317,515

Capital Markets 0.4%
1,310	Artisan Partners Asset Management, Inc. (Class A Stock)	72,679
1,760	Waddell & Reed Financial, Inc. (Class A Stock)	95,920

		168,599

Chemicals 0.1%
776	Albemarle Corp.	49,338

Commercial Services & Supplies 0.5%
2,849	Mobile Mini, Inc.	111,595
2,383	West Corp.	70,680

		182,275

Construction & Engineering 0.1%
6,848	Great Lakes Dredge & Dock Corp.	52,182

Consumer Finance 1.2%
51,243	SLM Corp.(a)	454,013

Diversified Consumer Services 0.1%
1,910	Houghton Mifflin Harcourt Co.*	36,672

Diversified Telecommunication Services 0.3%
742	Cogent Communications Holdings, Inc.	25,718
10,255	Frontier Communications Corp.	69,734
1,478	Lumos Networks Corp.	21,623

		117,075

Electric Utilities 0.3%
1,658	ITC Holdings Corp.	61,926
1,148	NRG Yield, Inc. (Class A Stock)	62,440

		124,366

Electrical Equipment 0.1%
644	Polypore International, Inc.*	28,870

Electronic Equipment, Instruments & Components 2.5%
1,223	Anixter International, Inc.	109,128

See Notes to Financial Statements.

10

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components (cont’d.)
374	FEI Co.	$31,431
74,903	Flextronics International Ltd.*(a)	826,929

		967,488

Energy Equipment & Services 4.7%
890	Dril-Quip, Inc.*	90,308
12,310	Halliburton Co.(a)	832,279
7,764	Schlumberger Ltd.(a)	851,245
956	Superior Energy Services, Inc.	34,263

		1,808,095

Food & Staples Retailing 0.2%
894	Fresh Market, Inc. (The)*	29,815
2,135	Sprouts Farmers Market, Inc.*	66,057

		95,872

Food Products 5.2%
7,203	Adecoagro SA (Luxembourg)*	68,068
10,389	Bunge Ltd.(a)	879,429
3,105	Darling Ingredients, Inc.*	59,865
1,136	Hain Celestial Group, Inc. (The)*	111,737
21,732	Mondelez International, Inc. (Class A Stock)(a)	786,481
1,021	TreeHouse Foods, Inc.*	84,253

		1,989,833

Health Care Equipment & Supplies
764	Tandem Diabetes Care, Inc.*	10,811

Health Care Providers & Services 1.9%
2,399	Air Methods Corp.*	140,725
1,267	Amsurg Corp.*	68,152
1,841	Centene Corp.*	143,837
1,762	Envision Healthcare Holdings, Inc.*	64,419
2,273	Healthways, Inc.*	39,687
1,553	Molina Healthcare, Inc.*	74,295
659	MWI Veterinary Supply, Inc.*	93,611
1,208	Premier, Inc. (Class A Stock)*	38,149
781	Team Health Holdings, Inc.*	45,704
293	Universal Health Services, Inc. (Class B Stock)	33,531

		742,110

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	11

Portfolio of Investments

as of August 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Health Care Technology
218	Imprivata, Inc.*	$3,194

Hotels, Restaurants & Leisure 2.7%
20,984	Carnival Corp.(a)	794,874
917	Cheesecake Factory, Inc. (The)	41,219
2,203	Del Frisco’s Restaurant Group, Inc.*	48,752
519	Extended Stay America, Inc.	12,383
2,218	Pinnacle Entertainment, Inc.*	55,428
1,205	Vail Resorts, Inc.	95,786

		1,048,442

Independent Power & Renewable Electricity Producers 1.8%
22,542	NRG Energy, Inc.(a)	693,843

Insurance 3.2%
12,403	MetLife, Inc.(a)	678,940
2,021	Protective Life Corp.	140,257
5,441	Symetra Financial Corp.	132,434
2,994	W.R. Berkley Corp.	144,760
227	White Mountains Insurance Group Ltd.	143,973

		1,240,364

Internet & Catalog Retail 3.1%
1,485	Amazon.com, Inc.*(a)	503,475
559	Priceline Group, Inc. (The)*	695,569

		1,199,044

Internet Software & Services 7.1%
3,055	Bankrate, Inc.*	42,892
1,055	Cornerstone OnDemand, Inc.*	39,499
13,443	Facebook, Inc. (Class A Stock)*(a)	1,005,805
747	Google, Inc. (Class A Stock)*	435,023
758	Google, Inc. (Class C Stock)*	433,273
3,494	LinkedIn Corp. (Class A Stock)*(a)	788,771

		2,745,263

IT Services 2.6%
1,974	Global Payments, Inc.	143,549
605	InterXion Holding NV (Netherlands)*	16,692
9,638	MasterCard, Inc. (Class A Stock)(a)	730,657

See Notes to Financial Statements.

12

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

IT Services (cont’d.)
3,049	Vantiv, Inc. (Class A Stock)*	$95,373

		986,271

Life Sciences Tools & Services 1.1%
2,319	Fluidigm Corp.*	63,123
1,979	Illumina, Inc.*	354,954

		418,077

Machinery 0.9%
797	CIRCOR International, Inc.	56,738
1,161	Crane Co.	80,794
1,129	NN, Inc.	32,944
2,496	Rexnord Corp.*	72,908
682	Terex Corp.	25,514
583	WABCO Holdings, Inc.*	60,166

		329,064

Media 3.7%
2,416	Cinemark Holdings, Inc.	85,261
12,830	Comcast Corp. (Class A Stock)	702,186
7,195	Walt Disney Co. (The)(a)	646,686

		1,434,133

Metals & Mining 2.6%
1,638	Constellium NV (Netherlands) (Class A Stock)*	46,650
29,251	Goldcorp, Inc. (Canada)(a)	821,075
7,140	McEwen Mining, Inc.*	19,778
1,439	Reliance Steel & Aluminum Co.	100,615

		988,118

Oil, Gas & Consumable Fuels 6.1%
7,452	Anadarko Petroleum Corp.(a)	839,766
1,633	Cheniere Energy Partners LP Holdings LLC	41,445
362	Energy Transfer Partners LP	20,797
376	Laredo Petroleum, Inc.*	8,889
11,483	Noble Energy, Inc.(a)	828,384
1,236	PDC Energy, Inc.*	74,271
2,849	Rosetta Resources, Inc.*	142,450
1,455	SemGroup Corp. (Class A Stock)	127,647
656	Targa Resources Corp.	91,545

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	13

Portfolio of Investments

as of August 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
1,597	Western Refining, Inc.	$74,308
871	Whiting Petroleum Corp.*	80,707

		2,330,209

Personal Products 1.4%
39,851	Avon Products, Inc.(a)	559,508

Pharmaceuticals 4.5%
1,801	Actavis PLC*	408,791
3,295	Allergan, Inc.(a)	539,326
2,460	Aratana Therapeutics, Inc.*	28,585
4,545	Bayer AG (Germany), ADR(a)	610,393
88	Intersect ENT, Inc.*	1,426
1,326	Pacira Pharmaceuticals, Inc.*	143,553

		1,732,074

Professional Services 0.3%
882	Corporate Executive Board Co. (The)	58,141
1,490	Korn/Ferry International*	45,073

		103,214

Real Estate Investment Trusts (REITs) 1.3%
4,234	Capstead Mortgage Corp.	55,973
12,690	Chimera Investment Corp.	42,004
2,663	Colony Financial, Inc.	59,704
9,454	Hersha Hospitality Trust	64,193
18,153	MFA Financial, Inc.	153,211
1,382	Pebblebrook Hotel Trust	53,539
5,100	Summit Hotel Properties, Inc.	55,845

		484,469

Real Estate Management & Development 0.1%
2,426	Forest City Enterprises, Inc. (Class A Stock)*	50,461

Road & Rail 2.7%
3,778	Canadian Pacific Railway Ltd. (Canada)(a)	757,867
3,717	Heartland Express, Inc.	87,163
6,196	Hertz Global Holdings, Inc.*(a)	183,092

		1,028,122

See Notes to Financial Statements.

14

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 3.2%
40,352	Applied Materials, Inc.(a)	$932,333
2,879	Cavium, Inc.*	161,742
1,742	Power Integrations, Inc.	104,137
1,839	Semtech Corp.*	47,915

		1,246,127

Software 5.1%
795	CommVault Systems, Inc.*	43,836
2,391	Fortinet, Inc.*	61,712
18,492	Microsoft Corp.(a)	840,091
1,625	QLIK Technologies, Inc.*	45,874
13,258	salesforce.com, inc.*(a)	783,415
3,000	SolarWinds, Inc.*	128,370
942	Splunk, Inc.*	50,821

		1,954,119

Specialty Retail 0.9%
3,184	Chico’s FAS, Inc.	50,307
2,608	DSW, Inc. (Class A Stock)	80,692
2,534	Mattress Firm Holding Corp.*	145,173
359	Restoration Hardware Holdings, Inc.*	30,109
517	Ulta Salon Cosmetics & Fragrance, Inc.*	50,309

		356,590

Technology Hardware, Storage & Peripherals 4.2%
10,082	Apple, Inc.(a)	1,033,405
15,422	Hewlett-Packard Co.(a)	586,036

		1,619,441

Textiles, Apparel & Luxury Goods 2.1%
1,054	Deckers Outdoor Corp.*	97,221
10,293	Under Armour, Inc. (Class A Stock)*(a)	703,629

		800,850

Wireless Telecommunication Services 0.2%
602	SBA Communications Corp. (Class A Stock)*	66,395

	TOTAL LONG-TERM INVESTMENTS (cost $25,481,893)	35,867,609

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	15

Portfolio of Investments

as of August 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENT 12.7%

AFFILIATED MONEY MARKET MUTUAL FUND
4,912,167	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $4,912,167)(Note 3)(b)	$4,912,167

	TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT 105.8% (cost $30,394,060; Note 5)	40,779,776

SECURITIES SOLD SHORT(c) (92.2)%

COMMON STOCKS (62.6)%

Aerospace & Defense
234	DigitalGlobe, Inc.*	(7,107)

Air Freight & Logistics
101	C.H. Robinson Worldwide, Inc.	(6,894)
70	United Parcel Service, Inc. (Class B Stock)	(6,813)

		(13,707)

Auto Components
464	Dana Holding Corp.	(10,779)

Banks (2.3)%
140	CIT Group, Inc.	(6,715)
29,674	First Horizon National Corp.	(360,836)
2,805	M&T Bank Corp.	(346,782)
2,318	PacWest Bancorp	(97,217)
675	Popular, Inc. (Puerto Rico)*	(20,898)
575	Sterling Bancorp	(7,285)
1,811	Umpqua Holdings Corp.	(31,638)

		(871,371)

Beverages (3.1)%
14,988	Coca-Cola Co. (The)	(625,300)
6,278	PepsiCo, Inc.	(580,652)

		(1,205,952)

Biotechnology (0.5)%
154	InterMune, Inc.*	(11,312)
89	Medivation, Inc.*	(8,122)
379	Pharmacyclics, Inc.*	(47,144)

See Notes to Financial Statements.

16

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Biotechnology (cont’d.)
179	Puma Biotechnology, Inc.*	$(46,631)
231	Regeneron Pharmaceuticals, Inc.*	(80,970)
185	Seattle Genetics, Inc.*	(8,142)

		(202,321)

Building Products (0.6)%
5,165	Fortune Brands Home & Security, Inc.	(223,180)

Capital Markets (1.0)%
1,992	Financial Engines, Inc.	(71,453)
9,332	TD Ameritrade Holding Corp.	(308,983)

		(380,436)

Chemicals (1.0)%
115	Rockwood Holdings, Inc.	(9,313)
1,800	Sherwin-Williams Co. (The)	(392,598)

		(401,911)

Commercial Services & Supplies (1.1)%
119	Clean Harbors, Inc.*	(7,204)
334	Covanta Holding Corp.	(7,011)
8,407	Waste Management, Inc.	(394,877)

		(409,092)

Communications Equipment (2.0)%
21,231	Cisco Systems, Inc.	(530,563)
4,993	Ruckus Wireless, Inc.*	(69,452)
2,652	ViaSat, Inc.*	(151,005)

		(751,020)

Containers & Packaging
274	Berry Plastics Group, Inc.*	(6,606)

Diversified Consumer Services (0.1)%
1,687	Service Corp International	(37,401)

Diversified Financial Services (1.7)%
1,593	CME Group, Inc.	(121,944)
1,955	Intercontinental Exchange, Inc.	(369,495)
7,001	Leucadia National Corp.	(174,535)

		(665,974)

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	17

Portfolio of Investments

as of August 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Diversified Telecommunication Services (0.5)%
20,133	8x8, Inc.*	$(156,433)
192	AT&T, Inc.	(6,712)
375	Intelsat SA*	(6,578)
219	tw telecom, Inc.*	(8,987)

		(178,710)

Electric Utilities (2.1)%
5,793	Duke Energy Corp.	(428,624)
11,605	FirstEnergy Corp.	(397,355)

		(825,979)

Electrical Equipment (1.1)%
6,487	Emerson Electric Co.	(415,298)

Electronic Equipment, Instruments & Components
340	Jabil Circuit, Inc.	(7,337)
214	National Instruments Corp.	(7,094)

		(14,431)

Food & Staples Retailing
191	Sysco Corp.	(7,226)

Food Products (1.0)%
11,872	ConAgra Foods, Inc.	(382,278)
76	Hershey Co. (The)	(6,948)

		(389,226)

Health Care Equipment & Supplies (2.0)%
29,145	Boston Scientific Corp.*	(369,558)
808	Intuitive Surgical, Inc.*	(379,768)
86	Stryker Corp.	(7,165)

		(756,491)

Health Care Providers & Services (1.8)%
717	AmerisourceBergen Corp.	(55,489)
648	Community Health Systems, Inc.*	(35,173)
6,083	Express Scripts Holding Co.*	(449,716)
2,597	Tenet Healthcare Corp.*	(158,885)

		(699,263)

See Notes to Financial Statements.

18

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Health Care Technology (1.3)%
56	athenahealth, Inc.*	$(8,089)
6,728	Cerner Corp.*	(387,936)
2,170	Medidata Solutions, Inc.*	(100,992)

		(497,017)

Hotels, Restaurants & Leisure (1.7)%
180	Darden Restaurants, Inc.	(8,517)
4,047	McDonald’s Corp.	(379,285)
3,888	Yum! Brands, Inc.	(281,608)

		(669,410)

Household Durables
208	Leggett & Platt, Inc.	(7,299)

Household Products (3.0)%
6,781	Colgate-Palmolive Co.	(438,934)
8,584	Procter & Gamble Co. (The)	(713,416)

		(1,152,350)

Independent Power & Renewable Electricity Producers (0.5)%
7,584	Calpine Corp.*	(180,272)

Industrial Conglomerates (2.0)%
29,399	General Electric Co.	(763,786)

Insurance (1.0)%
92	Erie Indemnity Co. (Class A Stock)	(7,039)
8,575	Loews Corp.	(375,070)

		(382,109)

Internet & Catalog Retail (0.2)%
1,054	Groupon, Inc.*	(7,167)
202	HomeAway, Inc.*	(6,707)
244	Liberty Interactive Corp. (Class A Stock)*	(7,203)
5,177	Orbitz Worldwide, Inc.*	(42,451)
432	Shutterfly, Inc.*	(22,036)

		(85,564)

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	19

Portfolio of Investments

as of August 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Internet Software & Services (3.2)%
5,369	AOL, Inc.*	$(232,048)
1,036	CoStar Group, Inc.*	(149,961)
8,502	eBay, Inc.*	(471,861)
1,690	Equinix, Inc.*	(368,860)
139	Vistaprint NV*	(6,711)

		(1,229,441)

IT Services (2.9)%
4,943	Automatic Data Processing, Inc.	(412,641)
1,746	Cardtronics, Inc.*	(61,983)
3,306	International Business Machines Corp.	(635,744)
166	Paychex, Inc.	(6,914)

		(1,117,282)

Leisure Products (0.4)%
1,081	Polaris Industries, Inc.	(157,156)

Machinery (0.2)%
547	Stanley Black & Decker, Inc.	(50,051)
458	Titan International, Inc.	(6,641)

		(56,692)

Media (2.6)%
355	Cablevision Systems Corp. (Class A Stock)	(6,571)
1,947	Charter Communications, Inc. (Class A Stock)*	(305,426)
4,184	Morningstar, Inc.	(287,357)
82	Scripps Networks Interactive, Inc. (Class A Stock)	(6,536)
4,391	Sirius XM Holdings, Inc.*	(15,939)
9,644	Thomson Reuters Corp.	(365,508)

		(987,337)

Metals & Mining (0.9)%
795	Newmont Mining Corp.	(21,537)
6,060	Nucor Corp.	(329,179)

		(350,716)

Multi-Utilities (1.0)%
8,321	PG&E Corp.	(386,760)

See Notes to Financial Statements.

20

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Multiline Retail
152	Family Dollar Stores, Inc.	$(12,134)

Oil, Gas & Consumable Fuels (3.9)%
535	Alon USA Energy, Inc.	(8,897)
1,086	American Eagle Energy Corp.*	(5,691)
11,058	Cabot Oil & Gas Corp.	(370,885)
3,842	Cheniere Energy, Inc.*	(308,359)
10,637	Kinder Morgan, Inc.	(428,246)
4,782	Range Resources Corp.	(375,817)
123	Williams Cos., Inc. (The)	(7,311)

		(1,505,206)

Paper & Forest Products (1.0)%
7,865	International Paper Co.	(381,059)

Personal Products (0.6)%
3,139	Estee Lauder Cos., Inc. (The) (Class A Stock)	(241,169)

Pharmaceuticals (1.7)%
68	Johnson & Johnson	(7,054)
21,652	Pfizer, Inc.	(636,352)

		(643,406)

Professional Services (1.4)%
3,088	Advisory Board Co. (The)*	(153,165)
5,989	Verisk Analytics, Inc. (Class A Stock)*	(384,434)

		(537,599)

Real Estate Investment Trusts (REITs) (3.5)%
2,496	AvalonBay Communities, Inc.	(384,634)
57	Boston Properties, Inc.	(6,921)
1,825	Equity Residential	(121,308)
904	General Growth Properties, Inc.	(22,211)
3,761	Health Care REIT, Inc.	(254,168)
2,525	Simon Property Group, Inc.	(429,326)
1,890	Ventas, Inc.	(124,324)

		(1,342,892)

Real Estate Management & Development
180	Alexander & Baldwin, Inc.	(7,362)

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	21

Portfolio of Investments

as of August 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Road & Rail (0.4)%
90	JB Hunt Transport Services, Inc.	$(6,799)
1,411	Kansas City Southern	(162,773)

		(169,572)

Semiconductors & Semiconductor Equipment (1.2)%
812	Atmel Corp.*	(7,194)
6,276	Cree, Inc.*	(285,934)
4,702	Intel Corp.	(164,194)
284	Microsemi Corp.*	(7,566)

		(464,888)

Software (3.8)%
2,152	ANSYS, Inc.*	(174,957)
1,213	BroadSoft, Inc.*	(28,942)
5,311	Citrix Systems, Inc.*	(373,151)
4,840	Fleetmatics Group PLC*	(158,849)
4,723	Guidewire Software, Inc.*	(215,133)
4,122	NetSuite, Inc.*	(361,252)
904	Solera Holdings, Inc.	(55,108)
294	Symantec Corp.	(7,138)
170	Synchronoss Technologies, Inc.*	(7,509)
3,780	TIBCO Software, Inc.*	(78,775)

		(1,460,814)

Specialty Retail (1.8)%
1,299	Abercrombie & Fitch Co. (Class A Stock)	(54,298)
6,447	Home Depot, Inc. (The)	(602,795)
143	Lowe’s Cos., Inc.	(7,509)
112	Tractor Supply Co.	(7,498)

		(672,100)

Technology Hardware, Storage & Peripherals
177	NetApp, Inc.	(7,462)

Textiles, Apparel & Luxury Goods (0.2)%
780	Carter’s, Inc.	(64,568)
45	Ralph Lauren Corp.	(7,614)

		(72,182)

See Notes to Financial Statements.

22

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Tobacco (0.3)%
1,231	Philip Morris International, Inc.	$(105,349)

Trading Companies & Distributors
154	Fastenal Co.	(6,973)

Wireless Telecommunication Services
1,161	Sprint Corp.*	(6,513)

	TOTAL COMMON STOCKS (proceeds received $23,279,902)	(24,133,352)

EXCHANGE TRADED FUNDS (29.6)%
19,596	Consumer Discretionary Select Sector SPDR Fund	(1,348,597)
157	Consumer Staples Select Sector SPDR Fund	(7,085)
17,757	Energy Select Sector SPDR Fund	(1,753,326)
76,602	Financial Select Sector SPDR Fund	(1,789,423)
19,191	Health Care Select Sector SPDR Fund	(1,225,537)
16,399	Industrial Select Sector SPDR Fund	(885,874)
3,088	iShares NASDAQ Biotechnology ETF	(853,986)
140	Materials Select Sector SPDR Fund	(7,074)
8,843	SPDR S&P 500 ETF Trust	(1,774,879)
43,891	Technology Select Sector SPDR Fund	(1,767,930)

	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (proceeds received $10,345,047)	(11,413,711)

	TOTAL SECURITIES SOLD SHORT (proceeds received $33,624,949)	(35,547,063)

	TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT 13.6% (proceeds received $3,230,889; Note 5)	5,232,713
	Other assets in excess of liabilities 86.4%	33,312,516

	NET ASSETS 100.0%	$38,545,229

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

ETF—Exchange Traded Fund

NASDAQ—National Association of Securities Dealers Automated Quotations

SPDR—Standard & Poor’s Depository Receipts

*	Non-income producing security.
(a)	Represents security, or a portion thereof, segregated as collateral for short contracts.

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	23

Portfolio of Investments

as of August 31, 2014 (Unaudited) continued

(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	The aggregate value of securities sold short is $35,547,063. Deposit with Pershing in an amount of $33,568,683, combined with aggregate value of securities segregated as collateral in the amount of $15,121,695, exceeds the value of securities sold short as of August 31, 2014. Securities sold short are subject to contractual netting arrangements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Long Positions
Common Stocks
Aerospace & Defense	$803,870	$—	$—
Airlines	155,984	—	—
Auto Components	42,813	—	—
Automobiles	1,414,959	—	—
Banks	887,477	—	—
Biotechnology	2,317,515	—	—
Capital Markets	168,599	—	—
Chemicals	49,338	—	—
Commercial Services & Supplies	182,275	—	—
Construction & Engineering	52,182	—	—
Consumer Finance	454,013	—	—
Diversified Consumer Services	36,672	—	—
Diversified Telecommunication Services	117,075	—	—
Electric Utilities	124,366	—	—
Electrical Equipment	28,870	—	—
Electronic Equipment, Instruments & Components	967,488	—	—

See Notes to Financial Statements.

24

	Level 1	Level 2	Level 3
Common Stocks (continued):
Energy Equipment & Services	$1,808,095	$—	$—
Food & Staples Retailing	95,872	—	—
Food Products	1,989,833	—	—
Health Care Equipment & Supplies	10,811	—	—
Health Care Providers & Services	742,110	—	—
Health Care Technology	3,194	—	—
Hotels, Restaurants & Leisure	1,048,442	—	—
Independent Power & Renewable Electricity Producers	693,843	—	—
Insurance	1,240,364	—	—
Internet & Catalog Retail	1,199,044	—	—
Internet Software & Services	2,745,263	—	—
IT Services	986,271	—	—
Life Sciences Tools & Services	418,077	—	—
Machinery	329,064	—	—
Media	1,434,133	—	—
Metals & Mining	988,118	—	—
Oil, Gas & Consumable Fuels	2,330,209	—	—
Personal Products	559,508	—	—
Pharmaceuticals	1,732,074	—	—
Professional Services	103,214	—	—
Real Estate Investment Trusts (REITs)	484,469	—	—
Real Estate Management & Development	50,461	—	—
Road & Rail	1,028,122	—	—
Semiconductors & Semiconductor Equipment	1,246,127	—	—
Software	1,954,119	—	—
Specialty Retail	356,590	—	—
Technology Hardware, Storage & Peripherals	1,619,441	—	—
Textiles, Apparel & Luxury Goods	800,850	—	—
Wireless Telecommunication Services	66,395	—	—
Affiliated Money Market Mutual Fund	4,912,167	—	—
Securities Sold Short
Common Stocks
Aerospace & Defense	(7,107)	—	—
Air Freight & Logistics	(13,707)	—	—
Auto Components	(10,779)	—	—
Banks	(871,371)	—	—
Beverages	(1,205,952)	—	—
Biotechnology	(202,321)	—	—
Building Products	(223,180)	—	—
Capital Markets	(380,436)	—	—
Chemicals	(401,911)	—	—
Commercial Services & Supplies	(409,092)	—	—

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	25

Portfolio of Investments

as of August 31, 2014 (Unaudited) continued

	Level 1	Level 2	Level 3
Common Stocks (continued):
Communications Equipment	$(751,020)	$—	$—
Containers & Packaging	(6,606)	—	—
Diversified Consumer Services	(37,401)	—	—
Diversified Financial Services	(665,974)	—	—
Diversified Telecommunication Services	(178,710)	—	—
Electric Utilities	(825,979)	—	—
Electrical Equipment	(415,298)	—	—
Electronic Equipment, Instruments & Components	(14,431)	—	—
Food & Staples Retailing	(7,226)	—	—
Food Products	(389,226)	—	—
Health Care Equipment & Supplies	(756,491)	—	—
Health Care Providers & Services	(699,263)	—	—
Health Care Technology	(497,017)	—	—
Hotels, Restaurants & Leisure	(669,410)	—	—
Household Durables	(7,299)	—	—
Household Products	(1,152,350)	—	—
Independent Power & Renewable Electricity Producers	(180,272)	—	—
Industrial Conglomerates	(763,786)	—	—
Insurance	(382,109)	—	—
Internet & Catalog Retail	(85,564)	—	—
Internet Software & Services	(1,229,441)	—	—
IT Services	(1,117,282)	—	—
Leisure Products	(157,156)	—	—
Machinery	(56,692)	—	—
Media	(987,337)	—	—
Metals & Mining	(350,716)	—	—
Multi-Utilities	(386,760)	—	—
Multiline Retail	(12,134)	—	—
Oil, Gas & Consumable Fuels	(1,505,206)	—	—
Paper & Forest Products	(381,059)	—	—
Personal Products	(241,169)	—	—
Pharmaceuticals	(643,406)	—	—
Professional Services	(537,599)	—	—
Real Estate Investment Trusts (REITs)	(1,342,892)	—	—
Real Estate Management & Development	(7,362)	—	—
Road & Rail	(169,572)	—	—
Semiconductors & Semiconductor Equipment	(464,888)	—	—
Software	(1,460,814)	—	—
Specialty Retail	(672,100)	—	—
Technology Hardware, Storage & Peripherals	(7,462)	—	—
Textiles, Apparel & Luxury Goods	(72,182)	—	—
Tobacco	(105,349)	—	—
Trading Companies & Distributors	(6,973)	—	—
Wireless Telecommunication Services	(6,513)	—	—
Exchange Traded Funds	(11,413,711)	—	—

Total	$5,232,713	$—	$—

See Notes to Financial Statements.

26

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2014 were as follows:

Affiliated Money Market Mutual Fund	12.7%
Internet Software & Services	7.1
Oil, Gas & Consumable Fuels	6.1
Biotechnology	6.0
Food Products	5.2
Software	5.1
Energy Equipment & Services	4.7
Pharmaceuticals	4.5
Technology Hardware, Storage & Peripherals	4.2
Automobiles	3.7
Media	3.7
Insurance	3.2
Semiconductors & Semiconductor Equipment	3.2
Internet & Catalog Retail	3.1
Hotels, Restaurants & Leisure	2.7
Road & Rail	2.7
IT Services	2.6
Metals & Mining	2.6
Electronic Equipment, Instruments & Components	2.5
Banks	2.3
Aerospace & Defense	2.1
Textiles, Apparel & Luxury Goods	2.1
Health Care Providers & Services	1.9
Independent Power & Renewable Electricity Producers	1.8
Personal Products	1.4
Real Estate Investment Trusts (REITs)	1.3
Consumer Finance	1.2
Life Sciences Tools & Services	1.1
Machinery	0.9
Specialty Retail	0.9
Commercial Services & Supplies	0.5
Airlines	0.4
Capital Markets	0.4
Diversified Telecommunication Services	0.3
Electric Utilities	0.3
Professional Services	0.3
Food & Staples Retailing	0.2
Wireless Telecommunication Services	0.2
Auto Components	0.1
Chemicals	0.1
Construction & Engineering	0.1
Diversified Consumer Services	0.1
Electrical Equipment	0.1
Real Estate Management & Development	0.1
Diversified Consumer Services	(0.1)
Internet & Catalog Retail	(0.2)
Machinery	(0.2)%
Textiles, Apparel & Luxury Goods	(0.2)
Tobacco	(0.3)
Leisure Products	(0.4)
Road & Rail	(0.4)
Biotechnology	(0.5)
Diversified Telecommunication Services	(0.5)
Independent Power & Renewable Electricity Producers	(0.5)
Building Products	(0.6)
Personal Products	(0.6)
Metals & Mining	(0.9)
Capital Markets	(1.0)
Chemicals	(1.0)
Food Products	(1.0)
Insurance	(1.0)
Multi-Utilities	(1.0)
Paper & Forest Products	(1.0)
Commercial Services & Supplies	(1.1)
Electrical Equipment	(1.1)
Semiconductors & Semiconductor Equipment	(1.2)
Health Care Technology	(1.3)
Professional Services	(1.4)
Diversified Financial Services	(1.7)
Hotels, Restaurants & Leisure	(1.7)
Pharmaceuticals	(1.7)
Health Care Providers & Services	(1.8)
Specialty Retail	(1.8)
Communications Equipment	(2.0)
Health Care Equipment & Supplies	(2.0)
Industrial Conglomerates	(2.0)
Electric Utilities	(2.1)
Banks	(2.3)
Media	(2.6)
IT Services	(2.9)
Household Products	(3.0)
Beverages	(3.1)
Internet Software & Services	(3.2)
Real Estate Investment Trusts (REITs)	(3.5)
Software	(3.8)
Oil, Gas & Consumable Fuels	(3.9)
Exchange Traded Funds	(29.6)

13.6
86.4

100.0%

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	27

Statement of Assets & Liabilities

as of August 31, 2014 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $25,481,893)	$35,867,609
Affiliated investments (cost $4,912,167)	4,912,167
Cash	19,438
Deposit with broker for securities sold short	33,568,683
Receivable for investments sold	191,782
Dividends receivable	37,128
Receivable for Fund shares sold	6,170
Foreign tax reclaim receivable	3,665
Prepaid expenses	859

Total assets	74,607,501

Liabilities
Securities sold short, at value (proceeds $33,624,949)	35,547,063
Payable for Fund shares reacquired	177,478
Payable for investments purchased	163,091
Accrued expenses	92,030
Dividends payable on securities sold short	42,670
Management fee payable	30,625
Distribution fee payable	5,922
Payable to prime broker	2,994
Affiliated transfer agent fee payable	399

Total liabilities	36,062,272

Net Assets	$38,545,229

Net assets were comprised of:
Shares of beneficial interest, at par	$4,206
Paid-in capital in excess of par	37,276,721

37,280,927
Accumulated net investment loss	(804,053)
Accumulated net realized loss on investment and foreign currency transactions	(6,395,247)
Net unrealized appreciation on investments and foreign currencies	8,463,602

Net assets, August 31, 2014	$38,545,229

See Notes to Financial Statements.

28

Class A
Net asset value and redemption price per share ($3,481,749 ÷ 381,042 shares of beneficial interest issued and outstanding)	$9.14
Maximum sales charge (5.50% of offering price)	0.53

Maximum offering price to public	$9.67

Class B
Net asset value, offering price and redemption price per share ($1,703,086 ÷ 192,612 shares of beneficial interest issued and outstanding)	$8.84

Class C
Net asset value, offering price and redemption price per share ($4,076,494 ÷ 461,109 shares of beneficial interest issued and outstanding)	$8.84

Class R
Net asset value, offering price and redemption price per share ($9,910 ÷ 1,093 shares of beneficial interest issued and outstanding)	$9.07

Class Z
Net asset value, offering price and redemption price per share ($29,273,990 ÷ 3,170,016 shares of beneficial interest issued and outstanding)	$9.23

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	29

Statement of Operations

Six Months Ended August 31, 2014 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $5,447)	$226,941
Affiliated dividend income	3,690

Total income	230,631

Expenses
Management fee	344,617
Distribution fee—Class A	7,030
Distribution fee—Class B	9,303
Distribution fee—Class C	24,576
Distribution fee—Class R	35
Dividends on securities sold short	391,088
Broker fees and expenses on short sales	68,146
Custodian’s fees and expenses	42,000
Registration fees	40,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300)	24,000
Audit fee	15,000
Shareholders’ reports	14,000
Legal fees and expenses	10,000
Trustees’ fees	8,000
Miscellaneous	7,171

Total expenses	1,004,966
Less: Management fee waiver and/or expense reimbursement	(137,179)
Distribution fee waiver—Class A	(1,172)
Distribution fee waiver—Class R	(12)

Net expenses	866,603

Net investment loss	(635,972)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	4,055,577
Short sale transactions	(4,123,662)
Foreign currency transactions	25

(68,060)

Net change in unrealized appreciation (depreciation) on:
Investments	(2,391,122)
Short sales	1,288,284

(1,102,838)

Net loss on investment and foreign currency transactions	(1,170,898)

Net Decrease In Net Assets Resulting From Operations	$(1,806,870)

See Notes to Financial Statements.

30

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2014	Year Ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment loss	$(635,972)	$(1,386,400)
Net realized gain (loss) on investment and foreign currency transactions	(68,060)	1,001,822
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,102,838)	1,305,462

Net increase (decrease) in net assets resulting from operations	(1,806,870)	920,884

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	3,462,090	18,097,157
Cost of shares reacquired	(11,403,401)	(28,800,933)

Net decrease in net assets from Fund share transactions	(7,941,311)	(10,703,776)

Total decrease	(9,748,181)	(9,782,892)

Net Assets:
Beginning of period	48,293,410	58,076,302

End of period	$38,545,229	$48,293,410

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	31

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of four funds: Prudential Jennison Market Neutral Fund (the “Fund”), Prudential Jennison Select Growth Fund, Prudential Strategic Value Fund and Prudential Real Assets Fund. These financial statements relate to Prudential Jennison Market Neutral Fund. The Fund commenced investment operations on April 23, 2010. The financial statements of the Prudential Jennison Select Growth Fund, Prudential Strategic Value Fund and Prudential Real Assets Fund are not presented herein.

The investment objective of the Fund is long-term capital appreciation while preserving capital by using strategies designed to produce returns that have a low correlation to U.S. equity markets.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

32

Common and preferred stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Jennison Market Neutral Fund	33

Notes to Financial Statements

(Unaudited) continued

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency

34

contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation/(depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Short Sales: The Fund engages in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized at all times by cash deposits with the prime broker and securities held in a segregated account at the custodian. The short stock rebate, when in excess of expenses is included in the Statement of Operations and represents the net income earned on short sale proceeds held on deposit with the prime broker and margin interest earned or incurred on short sale transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales. Dividends declared on short positions are recorded on the ex-dividend date as an expense on the Statement of Operations and included in the expense ratio in the Financial Highlights. Liability for securities sold short is reported at market value on the Statement of Assets and Liabilities. The Fund records a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund records a gain if the price of the security declines between those dates. Short selling involves the off-balance sheet risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Fund. The Fund is subject to risk of loss if the broker were to fail to perform its obligation under contractual terms. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions is disclosed by the REITs.

Prudential Jennison Market Neutral Fund	35

Notes to Financial Statements

(Unaudited) continued

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other a determinable amount, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right to set-off existed and management has not elected to offset.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal

36

Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”) (the “Subadviser”), under which Jennison provides investment advisory services for the Fund. PI pays for the services of the Subadviser, cost of compensation of officers of the Fund, occupancy and certain clerical and administrative expenses of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of 1.50% of the Fund’s average daily net assets.

PI has contractually agreed until June 30, 2015 to waive a portion of their management fee and/or reimburse the Fund in order to limit operating expenses (excluding distribution and service (12b-1) fees, dividend expenses related to short sales, taxes, interest, brokerage commissions and certain extraordinary expenses) of each class of shares to 1.60% of the Fund’s daily average net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75%, of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed to limit such expenses to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively.

Prudential Jennison Market Neutral Fund	37

Notes to Financial Statements

(Unaudited) continued

PIMS has advised the Fund that it has received $520 in front-end sales charges resulting from sales of Class A shares, during the six months ended August 31, 2014. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2014, it received $3,094 and $1,693 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PIMS, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, excluding short-term investments, for the six months ended August 31, 2014, were $17,758,428 and $27,415,003, respectively. Portfolio securities short sales and purchases to cover were $83,049,634 and $93,704,232, respectively.

38

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2014 were as follows:

Tax Basis	$33,141,910

Appreciation	8,103,214
Depreciation	(465,348)

Net Unrealized Appreciation	$7,637,866

The book basis may differ from tax basis due to certain tax related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after March 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before February 29, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund utilized approximately $415,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended February 28, 2014. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of February 28, 2014, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$767,000

Pre-Enactment Losses:
Expiring 2019	$315,000

The Fund elected to treat post-October capital losses of approximately $2,492,000 and certain late-year ordinary income losses of approximately $174,000 as having been incurred in the following fiscal year (February 28, 2015).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prudential Jennison Market Neutral Fund	39

Notes to Financial Statements

(Unaudited) continued

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% during the first 12 months. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain limited circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

At August 31, 2014, 103 shares of Class R were owned by Prudential.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2014:
Shares sold	6,119	$55,937
Shares reacquired	(170,744)	(1,566,569)

Net increase (decrease) in shares outstanding before conversion	(164,625)	(1,510,632)
Shares issued upon conversion from Class B and Class Z	2,202	20,288
Shares reacquired upon conversion into Class Z	(50,861)	(463,365)

Net increase (decrease) in shares outstanding	(213,284)	$(1,953,709)

Year ended February 28, 2014:
Shares sold	385,193	$3,662,068
Shares reacquired	(978,984)	(9,208,613)

Net increase (decrease) in shares outstanding before conversion	(593,791)	(5,546,545)
Shares issued upon conversion from Class B and Class Z	18,781	174,938
Shares reacquired upon conversion into Class Z	(10,188)	(97,687)

Net increase (decrease) in shares outstanding	(585,198)	$(5,469,294)

40

Class B	Shares	Amount
Six months ended August 31, 2014:
Shares sold	9,668	$87,794
Shares reacquired	(30,192)	(267,239)

Net increase (decrease) in shares outstanding before conversion	(20,524)	(179,445)
Shares reacquired upon conversion into Class A	(2,249)	(20,076)

Net increase (decrease) in shares outstanding	(22,773)	$(199,521)

Year ended February 28, 2014:
Shares sold	62,446	$572,239
Shares reacquired	(34,985)	(320,427)

Net increase (decrease) in shares outstanding before conversion	27,461	251,812
Shares reacquired upon conversion into Class A	(3,054)	(28,179)

Net increase (decrease) in shares outstanding	24,407	$223,633

Class C
Six months ended August 31, 2014:
Shares sold	28,196	$252,093
Shares reacquired	(196,583)	(1,739,866)

Net increase (decrease) in shares outstanding before conversion	(168,387)	(1,487,773)
Shares reacquired upon conversion into Class Z	(2,842)	(25,947)

Net increase (decrease) in shares outstanding	(171,229)	$(1,513,720)

Year ended February 28, 2014:
Shares sold	217,606	$2,009,398
Shares reacquired	(453,718)	(4,148,027)

Net increase (decrease) in shares outstanding before conversion	(236,112)	(2,138,629)
Shares reacquired upon conversion into Class Z	(3,112)	(28,741)

Net increase (decrease) in shares outstanding	(239,224)	$(2,167,370)

Class R
Six months ended August 31, 2014:
Shares sold	298	$2,700

Net increase (decrease) in shares outstanding	298	$2,700

Year ended February 28, 2014:
Shares sold	699	$6,472
Shares reacquired	(7)	(56)

Net increase (decrease) in shares outstanding	692	$6,416

Prudential Jennison Market Neutral Fund	41

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended August 31, 2014:
Shares sold	332,113	$3,063,566
Shares reacquired	(848,066)	(7,829,727)

Net increase (decrease) in shares outstanding before conversion	(515,953)	(4,766,161)
Shares issued upon conversion from Class A and Class C	53,089	489,312
Shares reacquired upon conversion into Class A	(23)	(212)

Net increase (decrease) in shares outstanding	(462,887)	$(4,277,061)

Year ended February 28, 2014:
Shares sold	1,244,060	$11,846,980
Shares reacquired	(1,595,957)	(15,123,810)

Net increase (decrease) in shares outstanding before conversion	(351,897)	(3,276,830)
Shares issued upon conversion from Class A and Class C	13,117	126,428
Shares reacquired upon conversion into Class A	(15,698)	(146,759)

Net increase (decrease) in shares outstanding	(354,478)	$(3,297,161)

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through October 8, 2014. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

Subsequent to the fiscal period end, the SCA has been renewed effective October 9, 2014 and will continue to provide a commitment of $900 million through October 8, 2015. Effective October 9, 2014, the Funds pay an annualized commitment fee of .075% of the unused portion of the SCA.

The Fund did not utilize the SCA during the six months ended August 31, 2014.

42

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,			April 23, 2010(a) through February 28,
	2014		2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.50		$9.32	$9.84	$9.71	$10.00
Income (loss) from investment operations:
Net investment loss	(.13)		(.25)	(.27)	(.27)	(.22)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.23)		.43	(.25)	.40	(.07)
Total from investment operations	(.36)		.18	(.52)	.13	(.29)
Net asset value, end of period	$9.14		$9.50	$9.32	$9.84	$9.71
Total Return(c):	(3.79)%		1.93%	(5.28)%	1.34%	(2.90)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,482		$5,644	$10,988	$20,287	$38,979
Average net assets (000)	$4,648		$8,079	$13,871	$28,703	$25,708
Ratios to average net assets(d)(g):
Expenses after advisory fee waiver and/or expense reimbursement	3.85%	(e)	3.84%	4.05%	3.76%	3.58%	(e)
Expenses before advisory fee waiver and/or expense reimbursement	4.50%	(e)	4.40%	4.43%	4.07%	3.97%	(e)
Net investment loss	(2.85)%	(e)	(2.64)%	(2.84)%	(2.81)%	(2.62)%	(e)
Portfolio turnover rate	133%	(f)	235%	210%	236%	236%	(f)

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) The expense ratio includes dividend expense and broker fees and expenses on short sales of 2.00% for the six months ended August 31, 2014, and 1.99%, 2.20%, 1.91% and 1.73%, respectively, for the years ended February 28, 2014, February 28, 2013, February 29, 2012 and period ended February 28, 2011.

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	43

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended August 31,		Year Ended February 28/29,			April 23, 2010(a) through February 28,
	2014		2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.22		$9.12	$9.70	$9.65	$10.00
Income (loss) from investment operations:
Net investment loss	(.16)		(.31)	(.34)	(.35)	(.28)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.22)		.41	(.24)	.40	(.07)
Total from investment operations	(.38)		.10	(.58)	.05	(.35)
Net asset value, end of period	$8.84		$9.22	$9.12	$9.70	$9.65
Total Return(c):	(4.12)%		1.10%	(5.98)%	.52%	(3.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,703		$1,987	$1,741	$2,325	$2,051
Average net assets (000)	$1,846		$1,913	$1,983	$2,272	$1,190
Ratios to average net assets(d)(g):
Expenses after advisory fee waiver and/or expense reimbursement	4.60%	(e)	4.59%	4.80%	4.51%	4.33%	(e)
Expenses before advisory fee waiver and/or expense reimbursement	5.20%	(e)	5.10%	5.13%	4.77%	4.67%	(e)
Net investment loss	(3.59)%	(e)	(3.40)%	(3.61)%	(3.56)%	(3.37)%	(e)
Portfolio turnover rate	133%	(f)	235%	210%	236%	236%	(f)

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) The expense ratio includes dividend expense and broker fees and expenses on short sales of 2.00% for the six months ended August 31, 2014, and 1.99%, 2.20%, 1.91% and 1.73%, respectively, for the years ended February 28, 2014, February 28, 2013, February 29, 2012 and period ended February 28, 2011.

See Notes to Financial Statements.

44

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,			April 23, 2010(a) through February 28,
	2014		2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.22		$9.12	$9.70	$9.65	$10.00
Income (loss) from investment operations:
Net investment loss	(.16)		(.31)	(.34)	(.35)	(.28)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.22)		.41	(.24)	.40	(.07)
Total from investment operations	(.38)		.10	(.58)	.05	(.35)
Net asset value, end of period	$8.84		$9.22	$9.12	$9.70	$9.65
Total Return(c):	(4.12)%		1.10%	(5.98)%	.52%	(3.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,076		$5,832	$7,945	$16,681	$20,024
Average net assets (000)	$4,875		$6,538	$12,452	$19,278	$11,469
Ratios to average net assets(d)(g):
Expenses after advisory fee waiver and/or expense reimbursement	4.60%	(e)	4.59%	4.80%	4.51%	4.33%	(e)
Expenses before advisory fee waiver and/or expense reimbursement	5.20%	(e)	5.10%	5.13%	4.77%	4.67%	(e)
Net investment loss	(3.60)%	(e)	(3.41)%	(3.59)%	(3.56)%	(3.37)%	(e)
Portfolio turnover rate	133%	(f)	235%	210%	236%	236%	(f)

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) The expense ratio includes dividend expense and broker fees and expenses on short sales of 2.00% for the six months ended August 31, 2014, and 1.99%, 2.20%, 1.91% and 1.73%, respectively, for the years ended February 28, 2014, February 28, 2013, February 29, 2012 and period ended February 28, 2011.

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	45

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended August 31,		Year Ended February 28,		May 2, 2011(a) through February 29,
	2014		2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.44		$9.28	$9.83	$9.74
Income (loss) from investment operations:
Net investment loss	(.14)		(.27)	(.29)	(.25)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.23)		.43	(.26)	.34
Total from investment operations	(.37)		.16	(.55)	.09
Net asset value, end of period	$9.07		$9.44	$9.28	$9.83
Total Return(c):	(3.92)%		1.72%	(5.60)%	.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10		$7	$1	$1
Average net assets (000)	$9		$7	$1	$1
Ratios to average net assets(d)(g):
Expenses after advisory fee waiver and/or expense reimbursement	4.10%	(e)	4.09%	4.30%	4.01%	(e)
Expenses before advisory fee waiver and/or expense reimbursement	4.95%	(e)	4.85%	4.88%	4.52%	(e)
Net investment loss	(3.08)%	(e)	(2.84)%	(3.09)%	(3.05)%	(e)
Portfolio turnover rate	133%	(f)	235%	210%	236%	(f)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) The expense ratio includes dividend expense and broker fees and expenses on short sales of 2.00% for the six months ended August 31, 2014, and 1.99%, 2.20% and 1.91%, respectively, for the years ended February 28, 2014 and February 28, 2013 and period ended February 29, 2012.

See Notes to Financial Statements.

46

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,			April 23, 2010(a) through February 28,
	2014		2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.59		$9.38	$9.88	$9.73	$10.00
Income (loss) from investment operations:
Net investment loss	(.12)		(.23)	(.25)	(.25)	(.20)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.24)		.44	(.25)	.40	(.07)
Total from investment operations	(.36)		.21	(.50)	.15	(.27)
Net asset value, end of period	$9.23		$9.59	$9.38	$9.88	$9.73
Total Return(c):	(3.75)%		2.24%	(5.06)%	1.54%	(2.70)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,274		$34,823	$37,401	$50,340	$56,993
Average net assets (000)	$34,196		$36,663	$43,185	$49,335	$52,147
Ratios to average net assets(d)(g):
Expenses after advisory fee waiver and/or expense reimbursement	3.60%	(e)	3.59%	3.80%	3.51%	3.33%	(e)
Expense before advisory fee waiver and/or expense reimbursement	4.20%	(e)	4.10%	4.13%	3.77%	3.67%	(e)
Net investment loss	(2.59)%	(e)	(2.41)%	(2.59)%	(2.56)%	(2.37)%	(e)
Portfolio turnover rate	133%	(f)	235%	210%	236%	236%	(f)

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) The expense ratio includes dividend expense and broker fees and expenses on short sales of 2.00% for the six months ended August 31, 2014, and 1.99%, 2.20%, 1.91% and 1.73%, respectively, for the years ended February 28, 2014, February 28, 2013, February 29, 2012 and period ended February 28, 2011.

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	47

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Jennison Market Neutral Fund (the “Fund”)1 consists of thirteen individuals, eleven of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 9-11, 2014 and approved the renewal of the agreements through July 31, 2015, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and Jennison. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board

[1]	Prudential Jennison Market Neutral Fund is a series of Prudential Investment Portfolios 3.

Prudential Jennison Market Neutral Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 9-11, 2014.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also considered the qualifications, backgrounds and responsibilities of the Jennison portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PI and Jennison. The Board noted that Jennison is affiliated with PI.

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The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI exceeded the management fees received by PI, resulting in an operating loss to PI. The Board separately considered information regarding the profitability of the subadviser, an affiliate of PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

In 2013, PI and the Board retained an outside business consulting firm, in order to assist the Board in its consideration of the renewal of the management and subadvisory agreements, by reviewing management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm’s analysis and conclusions with respect to the Funds’ management fee structures were presented to the Board and PI at the December 3-5, 2013 meeting, and were discussed extensively by the Board and PI over the following two quarters.

The Board noted that the management fee schedule for the Fund does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Prudential Jennison Market Neutral Fund

Approval of Advisory Agreements (continued)

In light of the Fund’s current size, performance and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and Jennison

The Board considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), and benefits to its reputation as well as other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one- and three-year periods ended December 31, 2013.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2013. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Alternative Equity Market Neutral Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

Visit our website at www.prudentialfunds.com

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•	The Board also noted PI’s explanation that the Fund is designated to limit volatility, unlike some of its peers, and that it performed as expected in the recently rising market.
•	The Board noted information provided by PI indicating that, due to the relatively small size of the Fund, fixed costs had a significant impact on the Fund’s net total expenses.
•	The Board and PI agreed to continue the existing expense cap of 1.60% (exclusive of 12b-1 fees and certain other fees) through June 30, 2015.
•

The Board concluded that, in light of the Fund’s recent inception date and competitive performance against its benchmark index, it would be in the best interests of the Fund and its shareholders to renew the agreements and to closely monitor the Fund’s performance against its Peer Universe.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Jennison Market Neutral Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Market Neutral Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON MARKET NEUTRAL FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PJNAX	PJNBX	PJNCX	PJNRX	PJNZX
CUSIP	74440K850	74440K843	74440K835	74440K769	74440K827

MF206E2    0268457-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL REAL ASSETS FUND

SEMIANNUAL REPORT • AUGUST 31, 2014

Fund Type

Real Assets

Objective

Long-term real return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC. Quantitative Management Associates (QMA) is a wholly owned subsidiary of Prudential Investment Management, Inc. (PIM). QMA and PIM are registered investment advisers and Prudential Financial Companies. © 2014 Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide. Core Commodity Management LLC is a subadviser of the Fund and not a Prudential Financial Company.

October 15, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Real Assets Fund informative and useful. The report covers performance for the six-month period that ended August 31, 2014.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Real Assets Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Real Assets Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 8/31/14
	Six Months	One Year	Since Inception
Class A	6.76%	13.55%	16.99% (12/30/10)
Class B	6.39	12.77	13.92 (12/30/10)
Class C	6.29	12.66	13.81 (12/30/10)
Class Z	6.85	13.81	18.06 (12/30/10)
Customized Blend Index	3.12	7.23	10.16
Barclays US TIPS Index	3.80	5.70	18.05
Lipper Flexible Portfolio Funds Average	4.10	13.55	31.63

Average Annual Total Returns (With Sales Charges) as of 9/30/14
	One Year	Since Inception
Class A	0.37%	1.45% (12/30/10)
Class B	0.43	1.75 (12/30/10)
Class C	4.43	2.23 (12/30/10)
Class Z	6.46	3.27 (12/30/10)
Customized Blend Index	0.30	1.23
Barclays US TIPS Index	1.59	3.82
Lipper Flexible Portfolio Funds Average	7.46	6.71

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Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired by any new or existing Class B shareholders, except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Customized Blend Index

The Customized Blend Index (Customized Blend) is a benchmark for the Fund. It is a model portfolio consisting of the Dow Jones-UBS Commodity Index (33.3%), Morgan Stanley Capital International (MSCI) World Real Estate Net Dividend (ND) Index (33.3%), and Barclays US TIPS Index (33.3%). Each component of the Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend is intended to provide a theoretical comparison of the Fund’s performance based on the amounts allocated to each asset class rather than on amounts allocated to various Fund segments. The Customized Blend does not reflect deductions for any sales charges or operating expenses of a mutual fund or taxes. The Dow Jones-UBS Commodity Index is a diversified benchmark for the commodity futures market. It is composed of futures contracts on 19 physical commodities traded on US exchanges, with the exception of aluminum, nickel, and zinc, which trade on the London Metal Exchange (LME). The MSCI World Real Estate Index is a sub-index of the MSCI World Index and represents only securities in the GICS Real Estate Industry Group.

Barclays US TIPS Index

The Barclays US Treasury Inflation-Protected Securities Index (TIPS Index) is an unmanaged index that consists of inflation-protected securities issued by the US Treasury.

Prudential Real Assets Fund	3

Your Fund’s Performance (continued)

Lipper Flexible Portfolio Funds Average

The Lipper Flexible Portfolio Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Flexible Portfolio Funds category for the periods noted. Funds in the Lipper Average allocate their investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 8/31/14
Prudential US Real Estate Fund (Class Z), Affiliated Mutual Funds	14.0%
Prudential Jennison Global Infrastructure Fund (Class Z), Affiliated Mutual Funds	13.4
Prudential International Real Estate Fund (Class Z), Affiliated Mutual Funds	10.9
Prudential Jennison MLP Fund (Class Z), Affiliated Mutual Funds	10.1
US Treasury Inflationary Indexed Bonds, TIPS, 0.125%, 04/15/16—01/15/23, US Treasury Obligations	7.9

Holdings reflect only long-term investments and are subject to change.

Allocation expressed as a percentage of net assets as of 8/31/14
Affiliated Mutual Funds	53.6%
US Treasury Obligations	24.5

Allocations reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2014, at the beginning of the period, and held through the six-month period ended August 31, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Real Assets Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Real Assets Fund		Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,067.60	1.20%	$6.25
	Hypothetical	$1,000.00	$1,019.16	1.20%	$6.11

Class B	Actual	$1,000.00	$1,063.90	1.95%	$10.14
	Hypothetical	$1,000.00	$1,015.38	1.95%	$9.91

Class C	Actual	$1,000.00	$1,062.90	1.95%	$10.14
	Hypothetical	$1,000.00	$1,015.38	1.95%	$9.91

Class Z	Actual	$1,000.00	$1,068.50	0.95%	$4.95
	Hypothetical	$1,000.00	$1,020.42	0.95%	$4.84

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2014, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended August 31, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	2.09%	1.20%
B	2.79	1.95
C	2.79	1.95
Z	1.79	0.95

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. These figures include a weighted average of the net operating expenses of the underlying Funds in which the Fund invests. Such expenses, annualized, amounted to 0.74% for each share class. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Real Assets Fund	7

Consolidated Portfolio of Investments

as of August 31, 2014 (Unaudited)

Description				Shares	Value (Note 1)
LONG-TERM INVESTMENTS 78.1%

AFFILIATED MUTUAL FUNDS 53.6%
Prudential International Real Estate Fund (Class Z)				997,970	$11,247,117
Prudential Jennison Global Infrastructure Fund (Class Z)				1,057,083	13,794,934
Prudential Jennison MLP Fund (Class Z)				865,790	10,406,799
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*				89,711	5,311,776
Prudential US Real Estate Fund (Class Z)				1,024,082	14,357,625

TOTAL AFFILIATED MUTUAL FUNDS (cost $46,715,243)(a)					55,118,251

	Interest Rate	Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS 24.5%
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.125%	04/15/16-01/15/23		7,725	8,118,621
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.375	07/15/23		710	739,756
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.625	01/15/24		485	512,590
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.750	02/15/42		820	845,053
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.125	01/15/21		1,730	2,020,932
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.375	01/15/20-02/15/44		2,100	2,492,051
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.625	01/15/18		755	923,886
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.750	01/15/28		385	509,679
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.000	01/15/16		1,160	1,450,955
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.125	01/15/19-02/15/41		810	1,079,994
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.375	01/15/17-01/15/27		2,940	4,304,740
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.500	07/15/16-01/15/29		635	838,236
U.S. Treasury Inflationary Indexed Bonds, TIPS	3.375	04/15/32		85	166,993
U.S. Treasury Inflationary Indexed Bonds, TIPS	3.625	04/15/28		275	573,950
U.S. Treasury Inflationary Indexed Bonds, TIPS	3.875	04/15/29		300	641,537

TOTAL U.S. TREASURY OBLIGATIONS (cost $24,692,735)					25,218,973

TOTAL LONG-TERM INVESTMENTS (cost $71,407,978)					80,337,224

SHORT-TERM INVESTMENTS 17.3%

U.S. TREASURY OBLIGATIONS(b)(c) 15.3%
U.S. Treasury Bills	0.018	11/20/14		14,400	14,399,611
U.S. Treasury Bills	0.024	11/20/14	(d)	1,100	1,099,970
U.S. Treasury Bills	0.025	09/18/14	(d)	100	100,000
U.S. Treasury Bills	0.030	12/18/14	(d)	200	199,990

TOTAL U.S. TREASURY OBLIGATIONS (cost $15,799,380)					15,799,571

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	9

Consolidated Portfolio of Investments

as of August 31, 2014 (Unaudited) continued

Description	Shares	Value (Note 1)
AFFILIATED MONEY MARKET MUTUAL FUND 2.0%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $2,023,193)(a)	2,023,193	$2,023,193

TOTAL SHORT-TERM INVESTMENTS (cost $17,822,573)		17,822,764

TOTAL INVESTMENTS 95.4% (cost $89,230,551; Note 5)		98,159,988
Other assets in excess of liabilities(e) 4.6%		4,750,793

NET ASSETS 100.0%		$102,910,781

The following abbreviations are used in the portfolio descriptions:

MLP—Master Limited Partnership

TIPS—Treasury Inflation-Protected Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(b)	Rate shown is the effective yield at purchase date.
(c)	Represents security held in the Cayman Subsidiary.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Commodity futures contracts open at August 31, 2014(1):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at August 31, 2014	Unrealized Appreciation (Depreciation)(2)
	Long Positions:
12	Brent Crude	Nov. 2014	$1,295,040	$1,245,240	$(49,800)
8	Coffee ‘C’	Dec. 2014	572,924	603,600	30,676
1	Coffee ‘C’	Mar. 2015	67,688	76,913	9,225
8	Copper	Dec. 2014	637,713	632,100	(5,613)
7	Copper	Mar. 2015	559,613	554,662	(4,951)
54	Corn	Dec. 2014	1,068,862	984,822	(84,040)
14	Corn	Mar. 2015	308,605	264,424	(44,181)
5	Cotton No. 2	Dec. 2014	198,510	166,425	(32,085)
1	Cotton No. 2	Mar. 2015	39,285	33,505	(5,780)
6	Gasoline RBOB	Nov. 2014	655,733	651,924	(3,809)

See Notes to Consolidated Financial Statements.

10

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at August 31, 2014	Unrealized Appreciation (Depreciation)(2)
	Long Positions (cont’d.):
40	Gold 100 OZ	Dec. 2014	$5,263,070	$5,149,600	$(113,470)
5	Hard Red Winter Wheat	Dec. 2014	170,215	160,690	(9,525)
2	Hard Red Winter Wheat	Mar. 2015	64,200	65,150	950
5	Lean Hogs	Oct. 2014	220,780	196,250	(24,530)
5	Lean Hogs	Dec. 2014	188,300	184,000	(4,300)
5	Live Cattle	Oct. 2014	304,990	302,850	(2,140)
1	Live Cattle	Apr. 2015	60,740	61,750	1,010
1	Live Cattle	Jun. 2015	57,860	58,420	560
2	LME Nickel	Sep. 2014	221,526	224,832	3,306
2	LME Nickel	Nov. 2014	223,977	225,528	1,551
2	LME Nickel	Dec. 2014	230,376	225,828	(4,548)
2	LME Nickel	Mar. 2015	224,844	226,584	1,740
13	LME PRI Aluminum	Sep. 2014	612,064	676,490	64,426
9	LME PRI Aluminum	Nov. 2014	458,425	472,163	13,738
10	LME PRI Aluminum	Dec. 2014	485,085	525,812	40,727
6	LME PRI Aluminum	Mar. 2015	308,862	317,176	8,314
8	LME Zinc	Sep. 2014	418,192	470,649	52,457
4	LME Zinc	Nov. 2014	231,307	236,000	4,693
6	LME Zinc	Dec. 2014	323,667	354,600	30,933
1	LME Zinc	Mar. 2015	58,325	59,275	950
20	Natural Gas	Nov. 2014	799,600	823,200	23,600
18	Natural Gas	Jan. 2015	761,910	767,880	5,970
14	No. 2 Soft Red Winter Wheat	Dec. 2014	427,464	394,450	(33,014)
5	No. 2 Soft Red Winter Wheat	Mar. 2015	172,300	145,625	(26,675)
6	NY Harbor ULSD	Nov. 2014	724,478	722,382	(2,096)
10	Silver	Dec. 2014	998,855	974,600	(24,255)
14	Soybean	Nov. 2014	826,267	716,977	(109,290)
2	Soybean	May 2015	122,925	104,625	(18,300)
9	Soybean Meal	Dec. 2014	345,380	315,630	(29,750)
3	Soybean Meal	May 2015	107,075	103,350	(3,725)
15	Soybean Oil	Dec. 2014	346,332	289,260	(57,072)
6	Soybean Oil	Mar. 2015	140,379	117,684	(22,695)
38	Sugar #11 (World)	Oct. 2014	744,417	659,253	(85,164)
8	WTI Crude	Nov. 2014	768,960	760,160	(8,800)
3	WTI Crude	Dec. 2014	287,050	283,110	(3,940)
3	WTI Crude	Jun. 2015	287,815	279,450	(8,365)

					(527,087)

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	11

Consolidated Portfolio of Investments

as of August 31, 2014 (Unaudited) continued

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at August 31, 2014	Unrealized Appreciation (Depreciation)(2)
	Short Positions:
2	LME Nickel	Sep. 2014	$223,269	$224,832	$(1,563)
2	LME Nickel	Dec. 2014	224,124	225,828	(1,704)
13	LME PRI Aluminum	Sep. 2014	643,561	676,490	(32,929)
10	LME PRI Aluminum	Dec. 2014	504,480	525,811	(21,331)
1	LME PRI Aluminum	Mar. 2015	51,501	52,863	(1,362)
8	LME Zinc	Sep. 2014	439,575	470,649	(31,074)
6	LME Zinc	Dec. 2014	338,203	354,600	(16,397)

					(106,360)

					$(633,447)

(1)	Represents positions held in the Cayman Subsidiary.
(2)	U.S. Treasury securities with combined market values of $284,989 and $1,099,953 have been segregated with Goldman Sachs & Co. and Credit Suisse First Boston Corp., respectively to cover requirements for open futures contracts at August 31, 2014. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of August 31, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Consolidated Financial Statements.

12

The following is a summary of the inputs used as of August 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$57,141,444	$—	$—
U.S. Treasury Obligations	—	41,018,544	—
Other Financial Instruments*
Futures	(633,447)	—	—

Total	$56,507,997	$41,018,544	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2014 were as follows:

Investment Type
Affiliated Mutual Funds	55.6%
U.S. Treasury Obligations	39.8

95.4
Other assets in excess of liabilities	4.6

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are interest rate risk and commodity risk.

The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations is presented in the summary below.

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	13

Consolidated Portfolio of Investments

as of August 31, 2014 (Unaudited) continued

Fair values of derivative instruments as of August 31, 2014 as presented in the Consolidated Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity contracts	Due from/to broker— variation margin futures	$294,826	*	Due from/to broker— variation margin futures	$928,273	*

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.

The effects of derivative instruments on the Consolidated Statement of Operations for the six months ended August 31, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$—	$3,135	$3,135
Commodity contracts	274,869	—	274,869

Total	$274,869	$3,135	$278,004

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Commodity contracts	$(1,185,959)

For the six months ended August 31, 2014, the Fund’s average value at trade date for futures long position was $18,670,580 and for futures short position was $1,777,113.

See Notes to Consolidated Financial Statements.

14

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • AUGUST 31, 2014

Prudential Real Assets Fund

Consolidated Statement of Assets and Liabilities

as of August 31, 2014 (Unaudited)

Assets
Investments at value:
Affiliated Investments (cost $48,738,436)	$57,141,444
Unaffiliated Investments (cost $40,492,115)	41,018,544
Cash	4,791,415
Receivable for investments sold	264,578
Receivable for Fund shares sold	200,526
Dividends and interest receivable	45,828
Due from broker—variation margin futures	19,010
Due from manager	6,296
Prepaid expenses	788

Total assets	103,488,429

Liabilities
Payable for investments purchased	429,598
Accrued expenses	89,538
Payable for Fund shares reacquired	39,195
Distribution fee payable	7,970
Due to broker—variation margin futures	6,600
Affiliated transfer agent fee payable	4,747

Total liabilities	577,648

Net Assets	$102,910,781

Net assets were comprised of:
Shares of beneficial interest, at par	$9,482
Paid-in capital in excess of par	96,553,665

96,563,147
Undistributed net investment income	796,104
Accumulated net realized loss on investment transactions	(2,744,636)
Net unrealized appreciation on investments and foreign currencies	8,296,166

Net assets, August 31, 2014	$102,910,781

See Notes to Consolidated Financial Statements.

16

Class A:
Net asset value and redemption price per share, ($13,819,958 ÷ 1,275,381 shares of beneficial interest issued and outstanding)	$10.84
Maximum sales charge (5.50% of offering price)	0.63

Maximum offering price to public	$11.47

Class B:
Net asset value, offering price and redemption price per share, ($1,609,926 ÷ 149,409 shares of beneficial interest issued and outstanding)	$10.78

Class C:
Net asset value, offering price and redemption price per share, ($4,594,288 ÷ 426,660 shares of beneficial interest issued and outstanding)	$10.77

Class Z:
Net asset value, offering price and redemption price per share, ($82,886,609 ÷ 7,630,806 shares of beneficial interest issued and outstanding)	$10.86

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	17

Consolidated Statement of Operations

Six Months Ended August 31, 2014 (Unaudited)

Net Investment Income
Income
Interest income	$497,169
Affiliated dividend income	459,601

Total income	956,770

Expenses
Management fee	334,708
Distribution fee—Class A	20,474
Distribution fee—Class B	7,935
Distribution fee—Class C	19,897
Custodian’s fees and expenses	41,000
Registration fees	28,000
Transfer agent’s fees and expenses (including affiliated expense of $13,000)	28,000
Audit fee	23,000
Reports to shareholders	15,000
Legal fees and expenses	11,000
Trustees’ fees	8,000
Insurance fees	1,000
Miscellaneous	9,136

Total expenses	547,150
Less: Management fee waiver and/or expense reimbursement	(397,731)
Distribution fee waiver—Class A	(3,412)

Net expenses	146,007

Net investment income	810,763

Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain on:
Investment transactions (including affiliated $863,054)	923,616
Futures transactions	274,869
Swap agreements transactions	3,135

1,201,620

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $5,211,037)	5,377,283
Futures	(1,185,959)
Foreign currencies	186

4,191,510

Net gain on investments and foreign currencies	5,393,130

Net Increase In Net Assets Resulting From Operations	$6,203,893

See Notes to Consolidated Financial Statements.

18

Consolidated Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2014	Year Ended February 28, 2014
Increase (Decrease) In Net Assets
Operations
Net investment income	$810,763	$788,846
Net realized gain on investment transactions	1,201,620	2,563,973
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	4,191,510	(1,764,960)

Net increase in net assets resulting from operations	6,203,893	1,587,859

Dividends and Distributions (Note 1)
Dividends from net investment income:
Class A	—	(90,851)
Class B	—	(136)
Class C	—	(327)
Class Z	—	(613,804)

	—	(705,118)

Distributions from net realized gains:
Class A	(630,348)	—
Class B	(72,837)	—
Class C	(176,985)	—
Class Z	(3,429,455)	—

	(4,309,625)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	15,773,826	36,122,510
Net asset value of shares issued in reinvestment of dividends and distributions	4,302,463	704,467
Cost of shares reacquired	(4,569,671)	(31,560,883)

Net increase in net assets resulting from Fund share transactions	15,506,618	5,266,094

Total increase	17,400,886	6,148,835

Net Assets
Beginning of period	85,509,895	79,361,060

End of period(a)	$102,910,781	$85,509,895

(a) Includes undistributed net investment income of:	$796,104	$—

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	19

Notes to Consolidated Financial Statements

(Unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was established on January 28, 2000, as a Delaware Business Trust. The Trust operates as a series company. At August 31, 2014, the Trust consisted of four investment portfolios (each a “Fund” and collectively the “Funds”): Prudential Jennison Select Growth Fund, Prudential Strategic Value Fund, Prudential Jennison Market Neutral Fund and Prudential Real Assets Fund. The information presented in these consolidated financial statements pertains to Prudential Real Assets Fund (the “Fund”), a non-diversified series of the Trust. The Fund commenced investment operations on December 30, 2010. The investment objective of the Fund is to seek long-term real return.

The Fund wholly owns and controls the Prudential Real Assets Subsidiary, Ltd. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act. The Fund’s Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. The Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund. The consolidated financial statements of the Fund include the financial results of its wholly-owned subsidiary.

The Subsidiary commenced operations on January 3, 2011. The Fund commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting rules relating to reporting of a wholly-owned subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary. These consolidated financial statements include the accounts of the Fund and the Subsidiary. All significant inter-company balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation. The Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Fund. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The portion of the Fund’s or

20

Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Fund’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund’s commodity and gold/defensive asset classes and are subject to the same risks that apply to similar investments if held directly by the Fund.

The Fund’s disclosures and operations will be subject to compliance with applicable regulations governing commodity pools in accordance to recent Commodity Futures Trading Commission rule amendments.

As of August 31, 2014, the Fund held $20,596,396 in the Subsidiary, representing 20.0% of the Fund’s net assets.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Prudential Real Assets Fund	21

Notes to Consolidated Financial Statements

(Unaudited) continued

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Consolidated Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default

22

rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Fund securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the year. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices

Prudential Real Assets Fund	23

Notes to Consolidated Financial Statements

(Unaudited) continued

of portfolio securities sold during the year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holdings of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Commodities: The Fund gains exposure to commodity markets through direct investment of the Fund’s assets or through the Subsidiary. The Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Subsidiary. The Fund may invest up to 25% of the Fund’s total assets in the Subsidiary. The Subsidiary may invest in commodity investments without limit. The Fund invests in the Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. The Fund may invest directly in commodity-linked structured notes (CLNs) and in ETFs whose returns are linked to commodities or commodity indices within the limits of applicable tax law. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and

24

demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials.

These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

Inflation-Protected Securities: The Fund may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Consolidated Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts

Prudential Real Assets Fund	25

Notes to Consolidated Financial Statements

(Unaudited) continued

involve elements of risk in excess of the amounts reflected on the Consolidated Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options and guarantees the futures and options against default.

Swap Agreements: The Fund entered into inflation swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange-traded swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed in the Portfolio of Investments.

Inflation Swaps: The Fund entered into inflation swap agreements to provide a measure of protection against the effect of inflation on yield. Inflation swap agreements involve two parties exchanging cash flows at a later date at rates related to inflation indices.

Master Netting Arrangements: The Fund may be subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other a determinable amount, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, no instances occurred where the right to set-off existed and management has not elected to offset.

26

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of August 31, 2014, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Prudential Real Assets Fund	27

Notes to Consolidated Financial Statements

(Unaudited) continued

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

28

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadvisers’ performance of all investment advisory services. PI has entered into subadvisory agreements with Quantitative Management Associates LLC (“QMA”), Prudential Investment Management, Inc. (“PIM”) and CoreCommodity Management, LLC (“Core”), each a Subadviser and together, the Subadvisers. The subadvisory agreements provide that the Subadvisers furnish investment advisory services in connection with the management of the Fund. In connection therewith, the Subadvisers are obligated to keep certain books and records of the Fund. Pursuant to the advisory agreement, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .60% of the average daily net assets of the Fund.

The Subsidiary has entered into a separate management agreement with PI whereby PI provides advisory and other services to the Subsidiary substantially similar to the services provided by PI to the Fund as discussed above. In consideration for these services, the Subsidiary will pay the Manager a monthly fee at the annual rate of .60% of the average daily net assets of the Subsidiary. PI has contractually agreed to waive any management fee it receives from the Fund in an amount equal to the management fees paid by the Subsidiary. This waiver will remain in effect for so long as the Fund remains invested or intends to invest in the Subsidiary. PI also had entered into two separate Subadvisory Agreements with QMA and Core relating to the Subsidiary.

PI had contractually agreed to limit net annual fund operating expenses and acquired fund fees and expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales (including Acquired Fund dividend and interest expense on short sales), brokerage, taxes (including Acquired Fund taxes), extraordinary and certain other expenses of each class of shares to 1.50% of the Fund’s average daily net assets. Effective on May 16, 2013, the expense limit was reduced to .95% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, B, C, and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, B, and C shares, pursuant to plans of distribution (the “Distribution Plans”)

Prudential Real Assets Fund	29

Notes to Consolidated Financial Statements

(Unaudited) continued

regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $35,399 in front-end sales charges resulting from sales of Class A shares during the six months ended August 31, 2014. From these fees, PIMS paid such sales charges to broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2014, it received $624 and $32 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PIMS, QMA, PIM, and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Consolidated Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Consolidated Statement of Operations as affiliated dividend income.

30

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended August 31, 2014, aggregated $30,509,054 and $27,641,564, respectively. United States government securities represent $12,166,698 and $9,781,118 of those purchases and sales, respectively.

A summary of cost of purchases and proceeds of sales of shares of affiliated mutual funds, other than short-term investments, for the six months ended August 31, 2014 is presented as follows:

Affiliated Mutual Funds	Value, beginning of period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, end of period
Prudential International Real Estate Fund (Class Z)	$6,067,992	$5,497,200	$1,064,000	$—	$11,247,117
Prudential Jennison Global Infrastructure Fund (Class Z)	15,495,394	1,867,081	5,612,400	159,681	13,794,934
Prudential Jennison MLP Fund (Class Z)	9,458,991	2,719,678	3,307,200	221,978	10,406,799
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	2,547,168	5,612,300	3,151,600	—	5,311,776
Prudential Short Duration High Yield Income Fund (Class Z)	1,678,947	264,565	1,911,146	—	—
Prudential US Real Estate Fund (Class Z)	13,313,758	2,381,532	2,814,100	30,332	14,357,625

	$48,562,250	$18,342,356	$17,860,446	$411,991	$55,118,251

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2014 were as follows:

Tax Basis	$93,170,025

Appreciation	5,734,004
Depreciation	(744,041)

Net Unrealized Appreciation	$4,989,963

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is

Prudential Real Assets Fund	31

Notes to Consolidated Financial Statements

(Unaudited) continued

required in the Fund’s consolidated financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain limited circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of August 31, 2014, Prudential owned 4,348,275 Class Z shares of the Fund.

32

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2014:
Shares sold	328,627	$3,521,254
Shares issued in reinvestment of dividends and distributions	59,627	630,284
Shares reacquired	(92,197)	(990,716)

Net increase (decrease) in shares outstanding before conversion	296,057	3,160,822
Shares issued upon conversion from Class B	349	3,708
Shares reacquired upon conversion into Class Z	(157,535)	(1,682,345)

Net increase (decrease) in shares outstanding	138,871	$1,482,185

Year ended February 28, 2014:
Shares sold	318,925	$3,321,618
Shares issued in reinvestment of dividends and distributions	8,864	90,502
Shares reacquired	(633,718)	(6,549,873)

Net increase (decrease) in shares outstanding before conversion	(305,929)	(3,137,753)
Shares issued upon conversion from Class B	852	8,672

Net increase (decrease) in shares outstanding	(305,077)	$(3,129,081)

Class B
Six months ended August 31, 2014:
Shares sold	6,457	$69,519
Shares issued in reinvestment of dividends and distributions	6,817	71,785
Shares reacquired	(6,307)	(67,596)

Net increase (decrease) in shares outstanding before conversion	6,967	73,708
Shares reacquired upon conversion into Class A	(349)	(3,708)

Net increase (decrease) in shares outstanding	6,618	$70,000

Year ended February 28, 2014:
Shares sold	50,797	$519,338
Shares issued in reinvestment of dividends and distributions	13	135
Shares reacquired	(49,173)	(497,703)

Net increase (decrease) in shares outstanding before conversion	1,637	21,770
Shares reacquired upon conversion into Class A	(858)	(8,672)

Net increase (decrease) in shares outstanding	779	$13,098

Class C
Six months ended August 31, 2014:
Shares sold	97,354	$1,041,813
Shares issued in reinvestment of dividends and distributions	16,807	176,985
Shares reacquired	(38,402)	(413,574)

Net increase (decrease) in shares outstanding	75,759	$805,224

Year ended February 28, 2014:
Shares sold	71,179	$739,901
Shares issued in reinvestment of dividends and distributions	32	325
Shares reacquired	(144,881)	(1,489,823)

Net increase (decrease) in shares outstanding	(73,670)	$(749,597)

Prudential Real Assets Fund	33

Notes to Consolidated Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended August 31, 2014:
Shares sold	1,038,240	$11,141,240
Shares issued in reinvestment of dividends and distributions	323,268	3,423,409
Shares reacquired	(287,090)	(3,097,785)

Net increase (decrease) in shares outstanding before conversion	1,074,418	11,466,864
Shares issued upon conversion from Class A	157,116	1,682,345

Net increase (decrease) in shares outstanding	1,231,534	$13,149,209

Year ended February 28, 2014:
Shares sold	3,036,336	$31,541,653
Shares issued in reinvestment of dividends and distributions	60,030	613,505
Shares reacquired	(2,236,886)	(23,023,484)

Net increase (decrease) in shares outstanding	859,480	$9,131,674

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Companies”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through October 8, 2014. The Companies pay an annualized commitment fee of .08% on the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

Subsequent to the fiscal period end, the SCA has been renewed effective October 9, 2014 and will continue to provide a commitment of $900 million through October 8, 2015. Effective October 9, 2014, the Companies pay an annualized commitment fee of .075% of the unused portion of the SCA.

The Fund did not utilize the SCA during the six months ended August 31, 2014.

34

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,	December 30, 2010(d) through February 28,
	2014		2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$10.64		$10.51	$10.29	$10.18	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.08		.10	.05	.01	(.01)
Net realized and unrealized gain on investments	.63		.11	.26	.24	.19
Total from investment operations	.71		.21	.31	.25	.18
Less Dividends and Distributions:
Dividends from net investment income	-		(.08)	(.09)	(.14)	-
Distributions from net realized gains	(.51)		-	-	-	-
Total dividends and distributions	(.51)		(.08)	(.09)	(.14)	-
Net asset value, end of period	$10.84		$10.64	$10.51	$10.29	$10.18
Total Return(a):	6.76%		2.01%	2.99%	2.46%	1.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,820		$12,094	$15,148	$12,796	$794
Average net assets (000)	$13,539		$13,203	$13,700	$9,183	$115
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.46%	(e)	.81%	1.28%	1.46%	1.45%	(e)
Expenses before waivers and/or expense reimbursement	1.35%	(e)	1.43%	1.46%	1.84%	4.98%	(e)
Net investment income (loss)	1.55%	(e)	.93%	.45%	.09%	(.42)%	(e)
Portfolio turnover rate	36%	(f)	114%	45%	52%	4%	(f)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding during the period.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	35

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended August 31,		Year Ended February 28,			Year Ended February 29,	December 30, 2010(d) through February 28,
	2014		2014		2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$10.62		$10.49		$10.29	$10.17	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04		.02		(.03)	(.08)	(.02)
Net realized and unrealized gain on investments	.63		.11		.25	.26	.19
Total from investment operations	.67		.13		.22	.18	.17
Less Dividends and Distributions:
Dividends from net investment income	-		-	(g)	(.02)	(.06)	-
Distributions from net realized gains	(.51)		-		-	-	-
Total dividends and distributions	(.51)		-	(g)	(.02)	(.06)	-
Net asset value, end of period	$10.78		$10.62		$10.49	$10.29	$10.17
Total Return(a):	6.39%		1.25%		2.16%	1.78%	1.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,610		$1,517		$1,490	$1,035	$76
Average net assets (000)	$1,574		$1,421		$1,376	$633	$47
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.21%	(e)	1.56%		2.03%	2.21%	2.20%	(e)
Expenses before waivers and/or expense reimbursement	2.05%	(e)	2.13%		2.16%	2.51%	5.68%	(e)
Net investment income (loss)	.80%	(e)	.22%		(.30)%	(.82)%	(1.36)%	(e)
Portfolio turnover rate	36%	(f)	114%		45%	52%	4%	(f)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding during the period.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

(g) Less than $.005.

See Notes to Consolidated Financial Statements.

36

Class C Shares
	Six Months Ended August 31,		Year Ended February 28,			Year Ended February 29,	December 30, 2010(d) through February 28,
	2014		2014		2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$10.62		$10.48		$10.28	$10.16	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04		.02		(.03)	(.07)	(.02)
Net realized and unrealized gain on investments	.62		.12		.25	.25	.18
Total from investment operations	.66		.14		.22	.18	.16
Less Dividends and Distributions:
Dividends from net investment income	-		-	(g)	(.02)	(.06)	-
Distributions from net realized gains	(.51)		-		-	-	-
Total dividends and distributions	(.51)		-	(g)	(.02)	(.06)	-
Net asset value, end of period	$10.77		$10.62		$10.48	$10.28	$10.16
Total Return(a):	6.29%		1.35%		2.17%	1.79%	1.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,594		$3,726		$4,451	$3,856	$549
Average net assets (000)	$3,947		$4,116		$4,110	$2,558	$114
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.21%	(e)	1.56%		2.03%	2.21%	2.20%	(e)
Expenses before waivers and/or expense reimbursement	2.05%	(e)	2.13%		2.16%	2.53%	5.68%	(e)
Net investment income (loss)	.80%	(e)	.17%		(.27)%	(.74)%	(1.07)%	(e)
Portfolio turnover rate	36%	(f)	114%		45%	52%	4%	(f)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding during the period.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

(g) Less than $.005.

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	37

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,	December 30, 2010(d) through February 28,
	2014		2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$10.65		$10.52	$10.30	$10.18	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.10		.11	.07	.06	(.01)
Net realized and unrealized gain on investments	.62		.12	.26	.22	.19
Total from investment operations	.72		.23	.33	.28	.18
Less Dividends and Distributions:
Dividends from net investment income	-		(.10)	(.11)	(.16)	-
Distributions from net realized gains	(.51)		-	-	-	-
Total dividends and distributions	(.51)		(.10)	(.11)	(.16)	-
Net asset value, end of period	$10.86		$10.65	$10.52	$10.30	$10.18
Total Return(a):	6.85%		2.27%	3.22%	2.81%	1.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$82,887		$68,174	$58,273	$49,371	$41,270
Average net assets (000)	$75,279		$60,758	$50,717	$44,750	$40,011
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.21%	(e)	.56%	1.03%	1.21%	1.20%	(e)
Expenses before waivers and/or expense reimbursement	1.05%	(e)	1.13%	1.16%	1.58%	4.68%	(e)
Net investment income (loss)	1.80%	(e)	1.08%	.72%	.56%	(.45)%	(e)
Portfolio turnover rate	36%	(f)	114%	45%	52%	4%	(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding during the period.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

See Notes to Consolidated Financial Statements.

38

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Real Assets Fund (the “Fund”)1 consists of thirteen individuals, eleven of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreements with each of Quantitative Management Associates LLC (“QMA”), Prudential Investment Management, Inc. (“PIM”) and CoreCommodity Management, LLC (“Core”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 9-11, 2014 and approved the renewal of the agreements through July 31, 2015, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and each of QMA, PIM and Core. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations,

[1]	Prudential Real Assets Fund is a series of Prudential Investment Portfolios 3.

Prudential Real Assets Fund

Approval of Advisory Agreements (continued)

the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 9-11, 2014.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and each of QMA, PIM and Core, which serve as the Fund’s subadvisers pursuant to the terms of separate subadvisory agreements with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI, QMA, PIM and Core. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by QMA, PIM and Core, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser as well as PI’s recommendation, based on its review of each subadviser, to renew each subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund, QMA, PIM and Core and also considered the qualifications, backgrounds and responsibilities of the QMA, PIM and Core portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s, QMA’s, PIM’s and Core’s organizational structures, senior management, investment operations, and other relevant information pertaining to PI, QMA, PIM and Core. The Board also noted that it received favorable compliance reports from the Fund’s Chief

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Compliance Officer (“CCO”) as to each of PI, QMA, PIM and Core. The Board noted that QMA and PIM are affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by each of QMA, PIM and Core and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI, QMA, PIM and Core under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI to the Fund during the year ended December 31, 2013 exceeded the management fees paid by the Fund, resulting in an operating loss to PI. The Board separately considered information regarding the profitability of QMA and PIM, each of which are affiliates of PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

The Board further noted that Core was not affiliated with PI, and concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rate was negotiated by PI and Core, as well as the fact that PI compensates Core out of its management fee.

Economies of Scale

In 2013, PI and the Board retained an outside business consulting firm, in order to assist the Board in its consideration of the renewal of the management and subadvisory agreements, by reviewing management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm’s analysis and conclusions with respect to the Funds’ management fee structures were presented to the Board and PI at the December 3-5, 2013 meeting, and were discussed extensively by the Board and PI over the following two quarters.

Prudential Real Assets Fund

Approval of Advisory Agreements (continued)

The Board noted that the management fee schedule for the Fund does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

In light of the Fund’s current size, performance and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI, QMA, PIM and Core

The Board considered potential ancillary benefits that might be received by PI, QMA, PIM, Core and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by each of QMA, PIM and Core included their ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PI, QMA, PIM and Core were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one- and three-year periods ended December 31, 2013.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2013. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

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The mutual funds included in the Peer Universe (the Lipper Flexible Portfolio Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•

The Board also noted information provided by PI indicating that the Fund’s recent performance had improved, with the Fund outperforming its benchmark and ranking in the first quartile of its Peer Universe for the year-to-date period ended April 30, 2014.

•

The Board considered PI’s assertion that underperformance within the Peer Universe was mainly attributable to the composition of the Fund’s Lipper category, noting many funds within this category are traditional US stock/bond portfolios. The Fund’s performance improved in the first quarter of 2014, outperforming its Lipper Performance Universe median.

•

The Board also noted PI’s May 2013 decision to reduce the existing expense cap from 1.50% to 0.95%, and PI’s assertion that the reduction would have resulted in the Fund’s net total expenses ranking in the first quartile of its Lipper Peer Group, had the reduced cap been in effect for all of 2013.

•	The Board and PI agreed to continue the existing expense cap of 0.95% (exclusive of 12b-1 fees and certain other fees, but inclusive of acquired fund fees) through June 30, 2015.

Prudential Real Assets Fund

Approval of Advisory Agreements (continued)

•

The Board concluded that, in light of the Fund’s recent inception date and competitive performance against its benchmark index, it would be in the best interests of the Fund and its shareholders to renew the agreements, and to closely monitor performance.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

	CoreCommodity Management, LLC	The Metro Center One Stamford Place Three North Stamford, CT 06902

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Real Assets Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL REAL ASSETS FUND

SHARE CLASS	A	B	C	Z
NASDAQ	PUDAX	PUDBX	PUDCX	PUDZX
CUSIP	74440K819	74440K793	74440K785	74440K777

MF207E2    0268446-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

 applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)    (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 3

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	October 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 20, 2014

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	October 20, 2014